Registration Nos:     2-62492
                                                                        811-2865
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]

                    Pre Effective Amendment No.                   [     ]
                    Post Effective Amendment No.   54             [  X  ]
                                                -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

                    Amendment No.    52                           [  X  ]
                                  -------

                             LIBERTY FUNDS TRUST IV
                                -----------------
               (Exact Name of Registrant as Specified in Charter)
                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                     (Address of Principal Executive Office)

                                 (617) 426-3750
                                 --------------
              (Registrant's Telephone Number, Including Area Code)


Name and Address of Agent for Service:       Copy to:
--------------------------------------       --------
[S]                                          [C]
Nancy L. Conlin, Esquire                     John M. Loder, Esquire
Colonial Management Associates, Inc.         Ropes & Gray
One Financial Center                         One International Place
Boston, Massachusetts  02111                 Boston, Massachusetts  02110-2624

It is proposed that this filing will become effective (check appropriate box):
[     ]             immediately upon filing pursuant to paragraph (b).
[  X  ]             on May 28, 1999 pursuant to paragraph (b).
[     ]             60 days after filing pursuant to paragraph (a)(2).
[     ]             on (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]             75 days after filing pursuant to paragraph (a)(2).
[     ]             on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[     ]             this post-effective amendment designates a new effective
                    date for a previously filed post-effective amendment.

                             LIBERTY FUNDS TRUST IV

                              Cross Reference Sheet


                  Colonial Counselor Select Income Portfolio
                  Colonial Counselor Select Balanced Portfolio
                   Colonial Counselor Select Growth Portfolio

Item Number of Form N1A                          Location or Caption in Prospectus

Part A
        1.                                       Cover Page

        2.                                       Summary of Expenses

        3.                                       Not Applicable

        4.                                       Investment Objectives and Policies; Organization and
                                                 History; Description of Underlying Liberty Funds;
                                                 Information about Policies, Investments and Risks of
                                                 Underlying Liberty Funds; Appendix

        5.                                       Cover Page; How the Colonial Counselor Select Portfolios
                                                 are Managed;
                                                 Organization and History; Investment Objectives and
                                                 Policies; Back Cover

        6.                                       Organization and History; Distributions and Taxes; How to
                                                 Buy Shares

        7.                                       Cover Page; Summary of Expenses; How to Buy Shares; How
                                                 the Colonial Counselor Select Portfolios Value their Shares; 12b-1 Plans;
                                                 Back Cover

        8.                                       Summary of Expenses; How to Sell Shares; How to Exchange
                                                 Shares; Telephone Transactions
        9.                                       Not Applicable

May 28, 1999                                                     FF-xx/xxxx-0599

COLONIAL
COUNSELOR SELECT(SM) PORTFOLIOS
CLASS Z SHARES

PROSPECTUS

BEFORE YOU INVEST

Liberty Funds Distributor, Inc. (Distributor) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine which of these mutual funds may suit your unique needs, time horizon and risk tolerance.

This Prospectus offers shares of three mutual funds:

The Colonial Counselor Select Income Portfolio seeks current income.

The Colonial Counselor Select Balanced Portfolio seeks a balance of long term growth of capital and current income.

The Colonial Counselor Select Growth Portfolio seeks long term growth of capital.

The Colonial Counselor Select Portfolios, each a series of Liberty Funds Trust IV (formerly Colonial Trust IV)(Trust), an open-end management investment company, seek to achieve their respective objectives by allocating their assets primarily among other mutual funds (Underlying Liberty Funds) distributed by the Distributor and managed by Colonial Management Associates, Inc. (Administrator), Stein Roe & Farnham Incorporated, Newport Fund Management, Inc. and Crabbe Huson Group, Inc., each of which is an investment advisory affiliate of the Distributor.

This Prospectus explains concisely what you should know before investing in the Class Z shares of the Colonial Counselor Select Portfolios. Read it carefully and retain it for future reference. More detailed information about the Portfolios is in the January 29, 1999, Revised February 26, 1999 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the Distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the Distributor provided that the clients meet certain criteria established by the Distributor and its affiliates.

Contents                                                Page
Investment Highlights
Summary of Expenses
Investment Objectives and Policies
Description of the Underlying Liberty Funds
Information about the Policies, Investments
   and Risks of the Underlying Liberty Funds
How the Colonial Counselor Select Portfolios
   Measure Their Performance
How the Colonial Counselor Select Portfolios
   are Managed
Year 2000
How the Colonial Counselor Select Portfolios
   Value Their Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
Organization and History
Appendix

This Prospectus is also available on-line at the Distributor's Web site (http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

            ----------------------------- --------------------------

                  Not FDIC-Insured        May lose value
                                          No bank guarantee

            ----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT HIGHLIGHTS

Fund of Funds Structure. The Counselor Select Portfolios do not invest directly in a portfolio of securities; rather, in seeking to achieve their respective investment objectives, they invest in shares of Underlying Liberty Funds.

Each Counselor Select Portfolio Represents a Different Asset Allocation. The two broad investment categories - stocks and bonds reflect different degrees of potential risk and reward. While stocks have a greater potential than bonds or money market investments to increase in value over the long term, stocks are subject to the risk that stock prices in general will decline over short or even extended periods. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. While bonds generate fixed income in the form of interest and are typically less volatile than stocks, bonds are subject to the risk that bond prices in general will decline over short or long periods due primarily to changes in interest rates, as well as to the risk that the issuer of a bond may be unable to pay its principal and interest. A third investment category - cash or money market investments - involves relatively little risk of loss of principal, but has the least potential for high total return. All three categories of investment are subject to inflation risk, which is the possibility that rising prices for goods and services will erode the real return of the investment.

There are subcategories of stocks and bonds which involve different degrees of risk and rewards. Foreign stocks can be more volatile than investments in U.S.

stocks. Stocks of small capitalization companies may offer greater opportunities for capital appreciation, but may involve greater risk than stocks of larger, more established companies. High yield bonds, while paying higher interest, are more speculative and have a greater risk of default than investment grade bonds. The market values of intermediate and long-term bonds tend to fluctuate in response to changes in prevailing interest rates more than short-term bonds.

Asset allocation among the two principal categories of investments and their subcategories is one of the most critical decisions an investor has to make. The Counselor Select Income, Balanced and Growth Portfolios represent different combinations of stock and bond investments involving different degrees of potential risk and reward. Investors may select from the three Counselor Select Portfolios based on their individual investment objective, time horizon, tolerance for risk, and tax and financial circumstances.

The Colonial Counselor Select Income Portfolio seeks current income by investing primarily in bond (fixed income) funds.

The Colonial Counselor Select Balanced Portfolio seeks a balance of long term growth of capital and current income by investing in mix of stock mutual funds and bond mutual funds.

The Colonial Counselor Select Growth Portfolio seeks long term growth of capital by investing primarily in stock mutual funds.

This chart illustrates the relative degrees to which each Counselor Select Portfolio seeks to obtain income or growth of capital and involves risk of loss of principal:

                                                      Potential
Counselor Select Portfolio    Potential Income    Growth of Capital     Risk of Loss of Principal
--------------------------    ----------------    -----------------     -------------------------
        Income                   High               Negligible              Medium
        Balanced                 Medium             Medium                  Medium
        Growth                   Low                High                    High

There is no assurance that the Counselor Select Portfolios will achieve their stated objectives. The performance of each Counselor Select Portfolio depends on the performance of the Underlying Liberty Funds in which it invests. The performance of the Underlying Liberty Funds, in turn, depends on the performance of the stock, bond and money markets in the U.S. and abroad and on the performance of individual stocks, bonds and money market instruments in which they directly or indirectly invest. The value of each Counselor Select Portfolio will vary from day to day, reflecting changes in the values of the Underlying Liberty Funds. When you sell your Counselor Select Portfolio shares, they may be worth more or less than what you paid for them.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in a Counselor Select Portfolio. The following tables summarize your maximum transaction costs and annual expenses for an investment in the Class Z shares of a Counselor Select Portfolio. See "How the Colonial Counselor Select Portfolios are Managed" for more complete descriptions of the Portfolios' various costs and expenses.

Shareholder Transaction Expenses (1)(2)

Income, Balanced and Growth Portfolios:                                       Class Z
     Maximum Initial Sales Charge Imposed on a Purchase
       (as a % of offering price)                                               0.00%

     Maximum Contingent Deferred Sales Charge (as a % of offering price)        0.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

Estimated Annual Operating Expenses (all three Portfolios)
(as a % of average net assets)

                                                             Class Z
Management fee (after fee waiver)                             0.00%
12b-1 fees                                                    0.00%
Other expenses (after fee waiver)                             0.05
                                                              ----
Total Portfolio operating expenses (after fee waiver)         0.05%
                                                              ====

The total operating expenses of the Counselor Select Portfolios, excluding interest, taxes, brokerage, 12b-1 service and distribution fees, and extraordinary expenses, will, until further notice, be limited to 0.05% per annum of average net assets. Absent this arrangement, the Management fee would be 0.0125% and the Total Portfolio operating expenses would be 0.06%.

In addition to the direct operating expenses of the Counselor Select Portfolios shown above, each Counselor Select Portfolio bears its pro rata share of the fees and expenses incurred by the Underlying Liberty Funds in which it is invested. The investment return of each Counselor Select Portfolio, therefore, will be net of that Fund's pro rata share of the expenses of such Underlying Liberty Funds. Based on the expense ratio of each Underlying Liberty Fund in which the Counselor Select Portfolios are currently expected to invest1, adjusted to reflect current fees and giving effect to fee waivers or reimbursements where applicable, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Counselor Select Income, Balanced and Growth Portfolios, including their pro rata shares of the expenses of the Underlying Liberty Funds, are expected to be 0.924% to 0.991%, 0.966% to 1.042%, and 1.051% to 1.118%, respectively. Ranges are provided since the percentages of the average assets of the Counselor Select Portfolios invested in each of the Underlying Liberty Funds will fluctuate.

--------
(1) The Counselor Select Portfolios will invest in classes of shares of the Liberty Underlying Funds that do not have initial or deferred sales charges and do not incur 12b-1 fees. The Counselor Select Portfolios may incur short-term trading fees charged by certain of the Underlying Liberty Funds. Such fees may or may not have been incurred if a shareholder had invested directly in such Underlying Liberty Funds.

Example

The following Example shows the cumulative transaction and operating expenses, using the midpoint of the ranges of operating expenses shown above, attributable to a hypothetical $1,000 investment in the Class Z shares of each Counselor Select Portfolio for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at the end of the period. The 5% return and the expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

Counselor Select Income Portfolio
---------------------------------
                 Class Z
Period:
1 Year              $10
3 Years             $31

Counselor Select Balanced Portfolio
-----------------------------------
                 Class Z
Period:
1 Year              $10
3 Years             $32

Counselor Select Growth Portfolio
---------------------------------
                 Class Z
Period:
1 Year              $11
3 Years             $34

INVESTMENT OBJECTIVES AND
POLICIES

Each Counselor Select Portfolio seeks its investment objective by investing in a select mix of up to eight mutual funds (Underlying Liberty Funds) managed by investment advisors that are, or as of the date of this Prospectus are expected shortly to become, affiliates of the Distributor, namely Colonial Management Associates, Inc. (Colonial), Newport Fund Management, Inc. (Newport), Stein Roe & Farnham Incorporated (Stein Roe), or Crabbe Huson Group, Inc. (Crabbe Huson). The Counselor Select Portfolios' investment objectives are as follows:

The Counselor Select Income Portfolio seeks current income.

The Counselor Select Balanced Portfolio seeks a balance of long-term growth of capital and current income.

The Counselor Select Growth Portfolio seeks long-term growth of capital.

The pie charts below illustrate the expected asset allocation for each Portfolio under normal market conditions:

--------------------------------- [PIE CHARTS] ---------------------------------

                                 Income Portfolio
                                 ----------------
                                 20% Stock Funds
                                 80% Bond Funds

                               Allocation Ranges

                       Stock Funds..........   0% to 30%
                       Bond Funds...........  60% to 100%
                       Money Market Funds ..    0 to 10%

                                 Balanced Portfolio
                                 ------------------
                                 55% Stock Funds
                                 45% Bond Funds

                               Allocation Ranges

                       Stock Funds..........  25% to 75%
                       Bond Funds...........  25% to 75%
                       Money Market Funds ..    0 to 10%


                                 Growth Portfolio
                                 ----------------
                                 80% Stock Funds
                                 20% Bond Funds

                               Allocation Ranges

                       Stock Funds..........  60% to 100%
                       Bond Funds...........   0% to 30%
                       Money Market Funds ..    0 to 10%

------------------------------- [END PIE CHARTS] -------------------------------

Liberty Asset Management Company (Advisor), an investment advisory affiliate of the Distributor, first allocates each Counselor Select Portfolio's assets among the two broad asset classes of stock and bond funds using traditional asset allocation methodology based on the Advisor's capital market assumptions for the long-term return, risk and correlation of returns among these asset classes. It then further allocates the portions assigned to these broad asset classes to subcategories of such classes (e.g. international stock, U.S. large and small capitalization stock, investment grade bonds; high yield bonds; short, intermediate and long-term bonds) to seek the best combination of risk and return. The Advisor then selects the group of Underlying Liberty Funds within each subcategory that it believes offers the best combination in terms of performance, volatility and correlation of returns.

In general, the Advisor intends to manage each Counselor Select Portfolio according to its expected allocation strategy and within the allocation ranges shown above. However, the Advisor reserves the right in its discretion, without prior notice to shareholders, to modify the allocation strategy for any Counselor Select Portfolio from time to time. If, because of appreciation or depreciation of the net asset value of the shares of Liberty Funds within the two principal asset classes, a Counselor Select

Portfolio's allocation falls outside the applicable range shown above, the Advisor will consider, in its discretion, whether to reallocate that Portfolio's investments in the Underlying Liberty Funds to bring its allocation back within such range. As shown above, each Counselor Select Portfolio also may invest up to 10% of its assets in the Colonial Money Market Fund, and reserves the right to do so without limit for temporary, defensive purposes. The Underlying Liberty Funds in which the Counselor Select Portfolios may invest are listed below:

Stock Funds
-----------
Stein Roe Growth & Income Fund
Stein Roe Growth Stock Fund
Stein Roe Capital Opportunities Fund
Colonial U.S. Growth & Income Fund
Colonial Small Cap Value Fund
Colonial International Horizons Fund
Colonial Value Fund
Colonial Select Value Fund
Colonial Utilities Fund
Crabbe Huson Real Estate Investment Fund
Newport Tiger Fund

Bond Funds
----------
Colonial Strategic Income Fund
Colonial High Yield Securities Fund
Colonial Income Fund
Colonial Intermediate U.S. Government Fund
Stein Roe Intermediate Bond Fund

Money Market Fund
-----------------
Colonial Money Market Fund

From time to time, the Counselor Select Portfolios' investments in the Underlying Liberty Funds may be limited by certain factors. For example, the Board of Trustees of an Underlying Liberty Fund may impose limits on additional investments by the Counselor Select Portfolios in that Underlying Liberty Fund or close that Underlying Liberty Fund to new investments generally.

The Counselor Select Portfolios may not always achieve their investment objectives. Their investment objectives, as well as their non-fundamental investment policies, may be changed without shareholder approval.

DESCRIPTION OF THE
UNDERLYING LIBERTY FUNDS

The following is a concise description of the investment objective and practices of each Underlying Liberty Fund in which the Counselor Select Portfolios may invest. There can be no assurance that the Underlying Liberty Funds' objectives will be achieved. Additional information regarding the investment practices of the Underlying Liberty Funds may be found under "Information About the Policies, Investments and Risks of the Underlying Funds" below, in the Appendix to this Prospectus, in the Statement of Additional Information, and in the prospectuses for the Underlying Liberty Funds. Prospectuses for the Underlying Liberty Funds may be obtained without charge by calling the Administrator at 1-800-426-3750. No offer is made in this Prospectus of shares of any of the Underlying Liberty Funds.

Stock Funds

Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income. SR&F Growth & Income Portfolio, in which Stein Roe Growth & Income Fund invests all of its investable assets (see "Information About the Policies, Investments and Risks of the Underlying Liberty Funds - Master Fund/Feeder Fund: Structure and Risk Factors" below), invests primarily in well-established companies whose common stocks Stein Roe believes have the potential both to appreciate in value and to pay dividends to shareholders.

Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally SR&F Growth & Income Portfolio emphasizes investments in equity securities of companies having market capitalizations in excess of $1 billion. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit. Up to 25% of SR&F Growth & Income Portfolio's total assets may be invested in foreign securities.

Stein Roe Growth Stock Fund seeks long-term capital appreciation. SR&F Growth Stock Portfolio, in which Stein Roe Growth Stock Fund invests all of its investable assets (see "Information About the Policies, Investments and Risks of the Underlying Liberty Funds - Master Fund/Feeder Fund: Structure and Risk Factors" below), normally invests at least 65% of its total assets in common stocks and other equity type securities that Stein Roe believes to have long-term appreciation possibilities. Up to 25% of SR&F Growth Stock Portfolio's assets may be invested in foreign securities.

Stein Roe Capital Opportunities Fund seeks long-term capital appreciation by investing in aggressive growth companies. An aggressive growth company, in general, is one that appears to have the ability to increase its earnings at an above average rate. Investments may include securities of smaller emerging companies as well as securities of well-seasoned companies of any size that offer strong earnings growth potential. Such companies may benefit from new products or services, technological developments, or changes in management. Securities of smaller companies may be subject to greater price volatility than securities of larger companies. In addition, many small companies are less well known to the investing public and may not be as widely followed by the investment community. Although it invests primarily in common stocks, the Stein Roe Advisor Capital Opportunities Fund may invest in all types of equity securities, including preferred stocks and securities convertible into common stocks. Up to 25% of the Fund's assets may be invested in foreign securities.

Colonial U.S. Growth & Income Fund seeks long-term growth and income. The Fund normally invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of its total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Up to 10% of its total assets may be invested in sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities (ADRs)). Up to 10% of total assets may be invested in any combination of (i) convertible debt securities (i.e., debt securities that are convertible into common stock at the holder's option), (ii) other corporate debt securities rated investment grade by at least two nationally recognized rating agencies, and (iii) debt securities issued or guaranteed by the U.S. government or its agencies. Such investments will be made when Colonial believes equity values are high relative to debt securities.

Colonial Small Cap Value Fund seeks long-term growth by investing primarily in smaller capitalization equities. The Fund normally invests at least 65% of its total assets in U.S. common stocks selected from the universe of stocks traded on the New York Stock Exchange, the American Stock Exchange and the Nasdaq Stock Market with market values at the time of investment between $20 million and the largest market capitalization in the Russell 2000 Index (Small Stock Universe). In selecting investments, Colonial uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed the Small Stock Universe's while maintaining risk characteristics consistent with the Universe. However, there is no assurance that the portfolio's performance will match that of the Small Stock Universe.

Colonial International Horizons Fund seeks preservation of capital purchasing power and long-term growth by investing primarily in equity securities of companies in industries and markets which Colonial believes will have favorable sensitivity to inflation in the U.S. economy and by investing in equity securities of companies which Colonial believes will provide superior long-term growth. Inflation-sensitive companies may include, but need not be limited to, companies engaged in the development and processing of natural resources and companies engaged in consumer-oriented businesses. Normally, at least 65% of the Fund's total assets will be invested in securities of companies that are located or traded outside the U.S.

The Colonial International Horizons Fund may invest in securities issued by smaller, less well-established companies, possibly traded over the counter, as well as those of larger, more established companies traded on exchanges. The Fund's foreign investments may include securities issued by companies located in less developed countries (so-called "emerging markets"). The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer, increasing the risk of loss as compared to a similar diversified mutual fund.

Colonial Value Fund seeks long-term growth and current income by investing primarily in income-producing equity securities. Normally, at least 65% of the Fund's assets will be invested in equity securities, including common and preferred stocks, warrants (rights) to purchase such stock, debt securities convertible into stock, sponsored and unsponsored ADRs, and Global Depositary Receipts.

Colonial Select Value Fund seeks long-term growth by investing primarily in middle-capitalization U.S. equity securities, including common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock, and sponsored unsponsored ADRs. Middle-capitalization equity securities are defined as equity securities of companies with equity market capitalizations between $400 million and $8 billion at the time of purchase by the Fund. The Fund may also invest in equity securities of foreign issuers and in U.S. and foreign corporate debt securities. Normally, no more than 15% of the Fund's total assets will be invested in U.S. and foreign convertible debt securities and preferred stock, and no more than 25% will be invested in foreign securities (equity and debt). Colonial must determine that any non-U.S. equity security and the underlying common stock of any convertible security purchased by the Fund is comparable to stocks included in the S&P 500 Index in terms of liquidity. Up to 5% of the Fund's net assets may be invested in lower-rated debt securities.

Colonial Utilities Fund seeks current income and long-term growth by investing primarily in common and preferred equity securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy; companies engaged in the sale or distribution of water or other sanitary services; companies engaged in telecommunications, including telephone, telegraph, satellite, microwave, cellular, wireless or other communications media; and companies primarily engaged in public broadcasting, print media and cable television (Utility Companies). The value of the Colonial Utilities Fund's shares will be more closely tied to factors affecting Utility Companies, and may be more volatile, than shares of a fund investing in a wider variety of industries.

The values of securities issued by Utility Companies (and therefore the value of shares of the Colonial Utilities Fund) are especially affected by changes in prevailing interest rates (as interest rates increase, the values of securities issued by Utility Companies tend to decrease, and vice versa). The values of and dividends paid on such securities are also affected by general competitive and market forces in the utility industries (in general, Utility Companies are facing increasing competition), changes in federal and state regulation, energy conservation efforts and other environmental concerns, changes in energy demand due to weather conditions and, particularly with respect to nuclear facilities, shortened economic life and repair and decommissioning costs. Utility Companies are facing a trend towards deregulation which, by replacing monopoly positions with competition, can adversely affect their profitability by driving down prices and profit margins. Moreover, unless specifically provided for by regulatory agreements in the move toward a competitive environment, certain electric Utility Companies may not be able to recover all of their investment in contracts or plant production power at above market rates. In addition, domestic Utility Companies, either directly or through joint ventures with other firms, may make investments abroad. Such investments, whether for the construction of power plants or for controlling or minority interests in foreign utility firms, may subject the investing Utility Companies, and, in turn, the Fund's holdings of their securities, to risks associated with foreign investments.

Crabbe Huson Real Estate Investment Fund seeks capital appreciation and income through investing in a diversified portfolio consisting primarily of equity securities of real estate investment trusts (REITs) and other real estate industry companies and in mortgage-backed securities. Under normal circumstances, at least 75% of the Fund's total assets will be invested in equity securities of REITS and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, construction, development, financing, management or sale of commercial, industrial or residential real estate, or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

The Fund may also invest up to 25% of its total assets in (a) debt securities of real estate industry companies, (b) mortgage-backed securities such as mortgage pass-through certificates, real estate mortgage investment conduits (REMICs) and collateralized mortgage obligations (CMOs), and (c) short-term investments.

Investments in the Crabbe Huson Real Estate Investment Fund are subject to certain risks associated with the ownership of real estate. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs of clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damage from floods, earthquakes or other natural disasters; limitations on and variation in rents; and changes in interest rates. REITS are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying property, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent on management skills, are undiversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from federal income tax for distributed income and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

Crabbe Huson follows a basic value, contrarian approach in selecting investments for the Fund's portfolio. This approach puts primary emphasis on security price, balance sheet and cash flow analysis and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value, contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from their estimated intrinsic value. Crabbe Huson attempts to identify such undervalued securities for investment by the Fund in the hope that their market value will rise to their estimated intrinsic value.

Newport Tiger Fund seeks capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). Normally, the Fund will remain fully invested in equity securities of larger, well-established companies located in the Tiger countries. Dividend income will not be considered in choosing the investments of the Fund. Equity securities include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into tocks, sponsored and unsponsored ADRs, Global Depositary Receipts, and (up to 10% of the Fund's total assets) shares of closed-end investment companies that invest primarily in the foregoing securities.

Substantially all of the Fund's investments will consist of securities issued by companies located in emerging markets and are accordingly subject to the risks of investing in such markets described under "Information About the Policies, Investments and Risks of the Underlying Funds - Foreign Investments; Emerging Markets" below, in addition to the risks described therein of foreign investments generally. As of July 1, 1997, sovereignty over Hong Kong, in which a substantial portion of the Fund's portfolio has been and may continue to be concentrated, was transferred from Great Britain to China and Hong Kong became a Special Administrative Region of China. China has agreed to maintain for 50 years Hong Kong's existing economic and social systems. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Chinese sovereignty could result in the imposition of significant restrictions on social or economic activity within Hong Kong. These and other potential actions could adversely affect the Fund's Hong Kong investments. The Tiger countries and countries in other parts of Southeast Asia have experienced rapid economic growth. While these countries are expected to continue to grow economically over the long term, they can be expected to do so at varying rates and to experience periods of high inflation, economic recession and currency fluctuations along the way. Such periods may be associated with greater, and sometimes extreme, fluctuations in the value of investments in the Region, compared to investments in more developed economies. Further, events in one country may impact investments in other countries. Monetary, fiscal and other governmental policies adopted by countries in and around the Region in response to such economic developments could exacerbate any such fluctuations.

Bond Funds

Colonial Strategic Income Fund seeks as high a level of current income and total return as is consistent with prudent risk by diversifying investments primarily in U.S. and foreign government and corporate debt securities, including lower-rated corporate debt securities (see "Information About the Policies, Investments and Risks of the Underlying Liberty Funds - Lower-Rated Debt Securities" below, and see the Appendix to this Prospectus for a description of the S&P and Moody's ratings). The Fund's allocation of its investments among securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, debt securities issued by foreign companies, governments and government related entities, and lower-rated corporate debt securities at any given time is based on Colonial's estimate of the expected performance of each type of investment. The Fund will purchase bonds in the lowest-rated categories (C for Moody's and D for S&P) and comparable unrated securities only if Colonial believes that investing in such securities would permit additional yield benefits. The Fund will limit its investment in corporate debt securities so that not more than 25% of its assets are invested in any one industry.

Colonial Strategic Income Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. It may also invest in zero coupon securities, pay-in-kind securities, or step coupon bonds.

Colonial High Yield Securities Fund seeks high current income and total return by investing primarily (at least 80% of its total assets under normal conditions) in lower-rated debt securities. However, if economic conditions narrow the spread between yields on lower and higher-rated securities, the Fund may invest up to 100% of its assets in higher-rated securities. The Fund will purchase bonds in the lowest rating categories (C for Moody's and D for S&P) and comparable unrated securities only if Colonial believes that investing in such securities would permit additional yield benefits (see "Information About the Policies Investments and Risks of the Underlying Liberty Funds-Lower-Rated Debt Securities" below, and see the Appendix to this Prospectus for a description of the S&P and Moody's ratings). The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. It may also invest in zero coupon securities, pay-in-kind securities, and step coupon bonds. The Fund will not invest more than 25% of its total assets in a single industry or in securities issued or guaranteed by foreign governments or foreign companies.

Colonial High Yield Securities Fund may invest up to 20% of its total assets in common and preferred stocks, warrants (rights) to purchase such stock, and debt securities convertible into such stock. The Fund may, under certain circumstances, invest in such equity securities to seek capital appreciation.

Colonial Income Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in corporate debt securities. The Fund may invest up to 10% of its net assets in preferred stocks. The Fund will not invest more than 25% of its total assets in a single industry, in securities issued or guaranteed by foreign governments or foreign companies, or in lower- rated debt securities. The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. It may also invest in zero coupon securities, pay-in-kind securities, and step coupon bonds.

The type and maturity of the debt securities held by the Colonial Income Fund will vary over time based on Colonial's judgement of market and economic conditions, fiscal and monetary policy and interest rate trends.

Colonial Intermediate U.S. Government Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in U.S. government securities. U. S. government securities include (1) U.S. treasury obligations, or (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities (agency securities) that are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency, or (d) the credit of the agency.

Agency securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs", "collateralized mortgage obligations"
(CMOs), and "real estate mortgage investment conduits" (REMICs).

Because the Colonial Intermediate U.S. Government Fund invests primarily in debt securities, the value of its shares generally will fall as prevailing interest rates rise and will rise as prevailing interest rates fall, although interest rate declines may result in the Fund paying lower income distributions. Colonial attempts to control the magnitude of such fluctuations by managing the Fund's duration. Duration measures how quickly the principal and interest of a bond is expected to be paid. Investment managers use duration to predict how much a bond's value will fluctuate given a change in interest rates. Generally, when interest rates change, the shorter the duration, the less a bond's market value would be expected to change. The Colonial Intermediate U.S. Government Fund generally maintains a duration of less than 7-1/2 years.

Stein Roe Intermediate Bond Fund seeks a high level of current income. SR&F Intermediate Portfolio, in which Stein Roe Intermediate Bond Fund invests all of its investable assets (see "Information About the Policies, Investments and Risks of the Underlying Liberty Funds - Master Fund/Feeder Fund: Structure and Risk Factors" below), pursues a high level of current income, consistent with preservation of capital, by investing primarily in marketable debt securities. At least 60% of its assets will be invested in debt securities rated within the three highest grades assigned by Moody's or by S&P, or in U.S. government securities, commercial paper, and certain bank obligations. Under normal market conditions, the SR&F Intermediate Portfolio invests at least 65% of its assets in securities with an average life of between three and 10 years, and expects that the dollar-weighted average life of its portfolio will be between three and 10 years.

Money Market Fund

Colonial Money Market Fund seeks maximum current income, consistent with preservation of capital and maintenance of liquidity. SR&F Portfolio, in which the Colonial Money Market Fund invests all of its investable assets (see "Information About the Policies, Investments and Risks of the Underlying Liberty Funds - Master/Feeder Fund: Structure and Risk Factors" below), invests all of its assets in U.S. dollar denominated money market instruments maturing in 397 days or less from the time of investment. The dollar-weighted average maturity of the Portfolio is maintained at a level, - not in excess of 90 days,- appropriate to its objective of maintaining a stable net asset value of $1.00 per share, although there is no assurance that such net asset value will be maintained.

Each security purchased by the Portfolio must be rated (or be issued by an issuer that is rated with respect to its short-term debt) within the highest rating category for short-term debt by at least two nationally recognized statistical rating organizations (NRSRO) (or, if rated by only one NRSRO, by that rating agency), or, if unrated, determined by or under the direction of the

Portfolio's Board of Trustees to be of comparable quality. These securities include U.S. government securities; securities issued or guaranteed by the government of a foreign country rated, at the time of purchase, A or better (or equivalent rating) by at least one NRSRO; certificates of deposit, bankers' acceptances and time deposits of any bank (U.S. or foreign) having total assets in excess of $1 billion, or of any branches, agencies or subsidiaries (U.S. or foreign) of any such bank; commercial paper of U.S. or foreign issuers; notes, bonds and debentures, rated at the time of purchase, A or better (or equivalent rating) by at least one NRSRO; repurchase agreements with respect to any of the foregoing securities; and other high-quality short-term obligations. Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities of issuers in the financial services industry.

INFORMATION ABOUT THE
POLICIES, INVESTMENTS AND
RISKS OF THE UNDERLYING
LIBERTY FUNDS

Common Stocks Generally. Under normal circumstances, the Underlying Liberty Stock Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Liberty Stock Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility and the potential for greater loss, however, common stocks also generally offer greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Small Capitalization Stocks. Small capitalization stocks, in which the Colonial Small Cap Value and Stein Roe Advisor Capital Opportunity Funds primarily invest and in which the other Underlying Liberty Stock Funds may invest some of their assets, may offer greater opportunities for capital appreciation than the securities of larger, better established companies, but may also involve certain special risks related to more limited product lines, markets and financial resources and dependence on smaller management groups. In addition, small capitalization stocks may trade less frequently and in smaller volumes, and may fluctuate more sharply in their market value, than the securities of larger companies.

Foreign Investments; Emerging Markets. Investments in foreign securities and sponsored and unsponsored American Depositary Receipts in which Colonial International Horizons Fund and Newport Tiger Fund primarily invest, and in which the other Underlying Liberty Funds (both stock and bond funds) may invest some of their assets, have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence or potential imposition of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial expenses.

Investments in securities of foreign issuers located in countries whose economies or securities markets are not yet highly developed (emerging markets) involve special risks in addition to the risks of foreign securities described above, including, among others, greater political uncertainties, the emerging market's dependence on revenues from particular commodities or on international aid or development assistance, extreme or volatile debt burdens or inflation rates, highly limited numbers of potential buyers for such securities, heightened volatility of securities prices, restrictions on repatriation of capital invested, and delays or disruptions in securities settlement procedures.

Debt Securities Generally. The values of debt securities, in which all the Underlying Liberty Bond Funds primarily invest and in which the Underlying Liberty Stock Funds may invest a portion of their assets, generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates of interest paid on these securities. However, reductions in interest rates paid on adjustable or floating rate debt securities may translate into lower distributions paid by the Fund. Many bonds have call features that permit the issuer to repay the bond before maturity. If this occurs, the Underlying Liberty Fund owning the bond may only be able to reinvest the proceeds at a lower yield.

Lower-Rated Debt Securities. Lower-rated debt securities (commonly referred to as junk bonds), in which the Colonial High Yield Securities Fund primarily invests and in which all of the other Underlying Liberty Bond Funds may invest a portion of their assets, are debt securities of U.S. or foreign issuers which are not considered to be investment grade (that is, they are rated below BBB by S&P or below Baa by Moody's, or are unrated but considered by Colonial to be of comparable credit quality). Lower-rated debt securities are generally considered significantly more speculative and likely to default than higher-quality bonds. Because of the increased risk of default, lower-rated debt securities generally have higher interest rates than higher-quality securities.

The values of lower-rated securities are more likely to fluctuate directly, rather than inversely, with changes in interest rates. This is because increases in interest rates are often associated with an improving economy, which may translate into an improved ability of the issuers to pay off their bonds (lowering the risk of default). Relative to other debt securities, the values of lower-rated debt securities tend to be more volatile for the following reasons:
(i) an economic downturn may impact their potential for default more significantly, or (ii) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities. The likelihood that lower-rated securities will help a Liberty Underlying Fund to achieve its investment objective is more dependent on Colonial's own credit analysis.

Foreign lower-rated debt securities are subject to the additional risks described under "Foreign Investments; Emerging Markets".

Asset-Backed Securities. Asset-backed securities, in which each of the Underlying Liberty Bond Funds may invest, are interests in pools of debt securities. Principal and interest on the underlying debt are passed through to the holders of the asset-backed securities. A pool may issue more than one class of asset-backed securities, representing different rights to receive principal and/or interest. Principal on the asset-backed securities may be prepaid if the underlying debt securities are prepaid. As a result, these securities may not increase in value when interest rates fall. An Underlying Liberty Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Mortgage-Backed Securities. Mortgage-backed securities, including CMOs and REMICs, in which the Underlying Liberty Bond Funds may invest, evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. Principal on mortgage-backed securities, CMOs or REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Zero Coupon Securities. Zero coupon securities, in which the Underlying Liberty Bond Funds may invest, are debt securities which do not pay interest in cash on a current basis, but instead are issued at a deep discount from their par value. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest prior to maturity, interest on these securities is reported as income to the Fund and is distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities.

Pay-In-Kind Securities. Pay-in-kind securities, in which the Underlying Liberty Bond Funds may invest, are debt securities that pay interest in additional securities instead of cash. Because pay-in-kind securities may not pay interest in cash but the Fund must nevertheless accrue and distribute to investors the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.

Step Coupon Bonds. Step coupon bonds, in which the Underlying Liberty Bond Funds may invest, are debt securities that pay interest at predetermined rates that increase over time.

Derivatives. Consistent with its objective, each Underlying Liberty Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types (Derivatives). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

Derivatives are most often used to manage investment risk (hedging) or to gain market exposure more efficiently and less expensively than is possible with direct investments. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the ability of the Underlying Liberty Funds' investment advisors to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. If the advisor's prediction is inaccurate, the Underlying Liberty Fund may be worse off than if it had not hedged. In addition, transactions in Derivatives may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the Derivatives and the underlying securities to be hedged or to which market exposure is sought. Derivative transactions may also limit gains. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuation, each Underlying Liberty Fund may engage in some or all of the following practices: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. A Fund may write a call or put option only if the option is covered. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when an Underlying Liberty Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

Master Fund/Feeder Fund: Structure and Risk Factors

Rather than investing directly in portfolio securities each of the Stein Roe Growth & Income, Stein Roe Growth Stock, Stein Roe Intermediate Bond and Colonial Money Market Funds (Feeder Funds) seeks to achieve its investment objective by investing all of its assets in another mutual fund (Portfolio) which has the same investment objective and which invests directly in portfolio securities. Each Feeder Fund bears its proportionate share of its Portfolio's expenses.

The investment objective of each Feeder Fund and the Portfolio in which it invests all its assets is non-fundamental and may be changed without shareholder approval. A Feeder Fund will notify its shareholders (including any Counselor Select Portfolio investing in such Feeder Fund) in connection with any material change in the investment objective of the Feeder Fund or its Portfolio. A Feeder Fund will continue to invest in its Portfolio as long as the Feeder Fund's Board of Trustees determines it to be in the best interest of the Feeder Fund's shareholders to do so. In the event that the investment objective or policies of a Feeder Fund's Portfolio were changed so as to be inconsistent with the Feeder Fund's investment objective and policies, the Feeder Fund's Board of Trustees would consider what action might be taken, including changes to the Feeder Fund's investment objectives or policies, or withdrawal of the Feeder Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment Advisor to manage such assets. Withdrawal of a Feeder Fund's assets from its Portfolio could result in the distribution by the Portfolio to the Feeder Fund of portfolio securities in kind (as opposed to a cash distribution), and the Feeder Fund could incur brokerage fees and other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution could also result in a less diversified portfolio of investments for the Fund.

HOW THE COLONIAL
COUNSELOR SELECT
PORTFOLIOS MEASURE THEIR
PERFORMANCE

Performance may be quoted in sales literature and advertisements. The Class Z share average annual total return of each Counselor Select Portfolio is calculated in accordance with the Securities and Exchange Commission's formula and assumes the reinvestment of all distributions. Other total returns differ from the average annual total return only in that they may relate to different time periods and may represent aggregate as opposed to average annual total returns.

The Class Z share yield of each Counselor Select Portfolio, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. The Class Z share distribution rate of a Counselor Select Portfolio is usually calculated by dividing annual or annualized distributions by the maximum offering price of that Class on the last day of the period. Class Z share performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE COLONIAL
COUNSELOR SELECT
PORTFOLIOS ARE MANAGED

The Trustees of the Trust formulate each Colonial Counselor Select Portfolio's general policies and oversee the Portfolio's affairs as conducted by the Advisor and the Administrator.

The Advisor determines the asset allocation policies of each Counselor Select Portfolio and allocates and reallocates its assets among the Underlying Liberty Funds from time to time, as described under "Investment Objectives and Policies". For these services, each Counselor Select Portfolio pays the Advisor a fee at the annual rate of 0.01% of the Portfolio's average daily net assets. William R. Parmentier, President, and Christopher S. Carabell, Vice President-Investments, of the Advisor are responsible for the Advisor's investment management of the Portfolios.

Mr. Parmentier joined the Advisor in April, 1995 as Senior Vice President and Chief Investment Officer (CIO) and was appointed President in June, 1999. He was CIO of Grumman from 1979-1994 and also President of GQ Asset Management from July, 1993 to October, 1994.

Mr. Carabell joined the Advisor as Vice President-Investments in March, 1996. He was Associate Director, U.S. Equity Research, of Rogers Casey & Associates, investment consultants, from January, 1995 to February, 1996, and was Director of Investments of Boy Scouts of America, Inc. from June, 1990 to January, 1995.

Liberty Funds Distributor, Inc. (Distributor), an affiliate of the Advisor and the Administrator, serves as the distributor for the Portfolios' shares. Liberty Funds Services, Inc. (Transfer Agent), also an affiliate of the Advisor and the Administrator, serves as the shareholder services and transfer agent for the Portfolios. The Advisor, the Administrator, the Distributor and the Transfer Agent are all indirect wholly-owned subsidiaries of Liberty Financial Companies, Inc., a New York Stock Exchange listed financial services holding company the indirect majority shareholder of which is Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Advisor and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and is a property and casualty insurer in the U.S.

The Administrator provides the Counselor Select Portfolios with administrative personnel and services, office space and other services at the Administrator's expense, for a fee at the annual rate of 0.0025% of the Portfolios' average daily net assets.

The Administrator also provides pricing and bookkeeping services to each Portfolio for a monthly fee of $300 plus a percentage of each Portfolio's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Portfolios for a fee at the annual rate of 0.0025% of the Portfolios' average daily net assets. The fees payable to the Advisor and the Administrator are subject to any reimbursement or fee waiver to which the Administrator may agree.

YEAR 2000

The Advisor, Administrator, Distributor and Transfer agent of the Counselor Select Portfolios, as well as those of the Underlying Liberty Funds (Liberty Companies), are actively managing Year

2000 readiness for the Counselor Select Portfolios and the Underlying Liberty Funds. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Portfolios and the Underlying Liberty Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Counselor Select Portfolios or the Underlying Liberty Funds will not be adversely affected.

HOW THE COUNSELOR SELECT PORTFOLIOS VALUE THEIR SHARES

The per share net asset value of a Counselor Select Portfolio Class Z share is calculated by dividing the total value of the Class's net assets by its number of outstanding shares. Shares of the Portfolios are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (Exchange) each day the Exchange is open, based on the net asset value of the shares of the Underlying Liberty Funds held.

DISTRIBUTIONS AND TAXES

Each of the Counselor Select Portfolios intends to qualify as a "regulated investment company" under the Internal Revenue Code. The Counselor Select Income Portfolio intends to distribute net investment income to shareholders monthly. The Counselor Select Balanced Portfolio intends to distribute net investment income at least quarterly, and the Growth Portfolio intends to distribute net investment income at least annually. All three Portfolios intend to distribute any net realized gains at least annually.

Each Portfolio's distributions are invested in additional shares of the same Class of that Portfolio at net asset value, unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Portfolio at net asset value.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Counselor Select Portfolios are offered continuously. Orders received in good form prior to the time at which a Portfolio values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Portfolio processes that day's share transactions) will be processed based on that day's closing net asset value.

The minimum initial investment is $1,000; subsequent investments must be $50 or more. The minimum initial investment for the Fundamatic program is $50; and the minimum initial investment for retirement accounts sponsored by the Distributor is $25. Certificates will not be issued for Class Z shares. The Portfolios may refuse any purchase order for their shares. See the Statement of Additional Information for more information.

Other Classes of Shares. In addition to Class Z shares, the Portfolios each offer three other classes of shares, Classes A, B and C, through a separate Prospectus. Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, investors eligible to purchase Class Z shares, which do not bear 12b-1 fees or initial or contingent deferred sales charges, should do so in preference over other classes.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Portfolios may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Portfolios may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Portfolios may be sold on any day the Exchange is open, either directly to the Portfolios or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Portfolios will delay sending proceeds for up to 15 days in order to protect the Portfolios against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire.

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent. The sale price is the net asset value next calculated after a Portfolio receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                          Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Portfolios value their shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes. Under unusual circumstances, the Portfolios may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Shares of any Counselor Select Portfolio may be exchanged at net asset value for the Class Z shares of certain other mutual funds distributed by the Distributor. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Counselor Select Portfolios will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Portfolios' investments in accordance with their investment objectives or otherwise harm the Portfolios or their remaining shareholders.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Portfolio shares and to redeem up to $100,000 of Portfolio shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Portfolios value their shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Portfolios at their toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Transfer Agent and the Portfolios reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1978. Each Counselor Select Portfolio commenced operations in 1999, and each represents the entire interest in a separate portfolio of the Trust. As of the date of this Prospectus, Colonial Management Associates, Inc. owned all the outstanding shares of each Portfolio.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Portfolio share. Shares of the Counselor Select Portfolios and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by portfolio or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                                    APPENDIX

          Description of Certain Investment Techniques Employed by the
            Underlying Liberty Funds In Which the Counselor Select
                             Portfolios May Invest

Repurchase Agreements. All of the Underlying Liberty Funds may invest in repurchase agreements. Under a repurchase agreement, the Underlying Liberty Fund purchases a security from a securities dealer or bank, which simultaneously agrees to repurchase the security from the Fund on an agreed upon date (usually not more than seven days from the date of purchase), or on demand, and at an agreed upon repurchase price reflecting the original purchase price plus interest. The obligation of the dealer or bank to repurchase the securities at the agreed upon repurchase price is fully collateralized by the underlying securities, which are held for the Fund by its custodian and marked to market on a daily basis. In the event of the bankruptcy or default of the securities dealer or bank, the Underlying Liberty Fund could experience costs and delays in liquidating the underlying securities and might incur a loss if such collateral declines in value during this period.

Borrowing of Money. Many of the Liberty Underlying Funds may borrow money from banks for temporary or emergency purposes, usually limited to 33-1/3% of total assets.

Foreign Currency Transactions. In connection with their investments in foreign securities, the Colonial International Horizons Fund (as well as the other Underlying Liberty Funds that may invest a portion of their assets in foreign securities) may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions may be entered into
(i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Underlying Liberty Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases.

Securities Loans. In order to increase income, many of the Underlying Liberty Funds may lend securities to certain institutions considered by the Fund's investment advisor to be qualified. Such loans are limited to 30% of each Fund's total assets. Each such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Securities lending involves the risk of loss to the lending Fund if the borrower defaults. The Fund will place cash or liquid securities having a value at least equal to the amount of collateral received on the loan in a segregated account with its custodian.

"When-Issued" and "Delayed Delivery" Securities. Many of the Underlying Liberty Funds may acquire securities on a "when-issued" or "delayed delivery" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer completing the sale. The dealer's failure to complete the sale could deprive the Fund of an advantageous yield or price. These contracts also involve the risk that the value of the underlying security may change prior to settlement. The Fund may realize short-term gains or losses if the contracts are sold.

Mortgage Dollar Rolls. The Colonial Strategic Income and Crabbe Huson Real Estate Investment Funds may engage in so-called "mortgage dollar roll" transactions in which the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Finally, transaction costs may exceed the return earned by the Fund from the transaction.

Short Sales Against the Box. Some of the Underlying Liberty Funds may sell short securities they own or have the right to acquire without further consideration, using a technique called selling short "against the box". Short sales against the box may protect the Underlying Liberty Fund against the risk of declines in the value of the portfolio securities sold short because any unrealized losses with respect to such securities would be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities would be wholly or partly offset by a corresponding loss in the short position.

                           Description of Bond Ratings

The ratings of certain debt instruments in which one or more of the Funds may invest are described below:

                 Standard and Poor's Corporation -- Bond Ratings

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus (+) or minus (-) are modifiers relative to the standing within the major rating categories.

                 Moody's Investors Services, Inc. - Bond Ratings

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are considered as upper medium grade obligations. Facts giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

[back cover]

Investment Advisor
Liberty Asset Management Company
600 Atlantic Avenue
Boston, MA  02210-2214

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
270 Park Avenue
New York, NY  10017-2070

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:



Printed in U.S.A.

[front cover]

May 28, 1999


COLONIAL
COUNSELOR SELECT(SM)
PORTFOLIOS

CLASS Z SHARES

PROSPECTUS

For more detailed information about the
Portfolios, call the Administrator at
1-800-426-3750 for the January 29, 1999,
Revised February 26, 1999 Statement of
Additional Information.



----------------------------- --------------------------

      Not FDIC-Insured        May lose value
                              No bank guarantee

----------------------------- --------------------------

                              LIBERTY FUNDS TRUST IV

                              Cross Reference Sheet

                   Colonial Counselor Select Income Portfolio
                  Colonial Counselor Select Balanced Portfolio
                   Colonial Counselor Select Growth Portfolio



                                                    Location or Caption in Statement of Additional Information
Item Number of Form N-1A

Part B
        10.                                         Cover Page

        11.                                         Table of Contents

        12.                                         Not Applicable

        13.                                         Investment Objective and Policies; Fundamental Investment
                                                    Policies; Other Investment Policies; Miscellaneous
                                                    Investment Practices of Underlying Liberty Funds

        14.                                         Fund Charges and Expenses; Management of the Funds

        15.                                         Fund Charges and Expenses

        16.                                         Fund Charges and Expenses; Management of the Funds

        17.                                         Fund Charges and Expenses; Management of the Funds

        18.                                         Shareholder Meetings

        19.                                         How to Buy Shares; Determination of Net Asset Value;
                                                    Suspension of Redemptions; Special Purchase
                                                    Programs/Investor Services; Programs for Reducing or
                                                    Eliminating Sales Charge; How to Sell Shares; How to
                                                    Exchange Shares

        20.                                         Taxes

        21.                                         Fund Charges and Expenses; Management of the Funds

        22.                                         Fund Charges and Expenses; Performance Measures

        23.                                         Independent Auditors

                 COLONIAL COUNSELOR SELECT(sm) INCOME PORTFOLIO
                COLONIAL COUNSELOR SELECT(sm) BALANCED PORTFOLIO
                 COLONIAL COUNSELOR SELECT(sm) GROWTH PORTFOLIO
               (each a Portfolio and collectively, the Portfolios)

                       STATEMENT OF ADDITIONAL INFORMATION

                   January 29, 1999, Revised February 26, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of the Portfolios. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Portfolios dated January 29, 1999, Revised February 26, 1999. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Portfolios. Part 2 includes information about the other open end mutual funds ("Underlying Liberty Funds") in which the Portfolio s invest and additional information about certain securities and investment techniques in which the Underlying Liberty Funds invest and engage.

TABLE OF CONTENTS

     Part 1                                                            Page
     Definitions                                                        b
     Investment Objectives and Policies                                 b
     Fundamental Investment Policies                                    b
     Other Investment Policies                                          c
     Portfolio Charges and Expenses                                     c
     Custodian                                                          e
     Independent Accountants                                            e

     Part 2

     Miscellaneous Investment Practices of Underlying Liberty Funds     1
     Taxes                                                              9
     Management of the Portfolios                                       11
     Determination of Net Asset Value                                   14
     How to Buy Shares                                                  14
     Special Purchase Programs/Investor Services                        15
     Programs for Reducing or Eliminating Sales Charges                 16
     How to Sell Shares                                                 18
     Distributions                                                      19
     How to Exchange Shares                                             19
     Suspension of Redemptions                                          20
     Shareholder Liability                                              20
     Shareholder Meetings                                               20
     Performance Measures                                               20
     Appendix I                                                         22
     Appendix II                                                        27

FF-16/780G-0399

                                       a

                                     Part 1
                   COLONIAL COUNSELOR SELECT INCOME PORTFOLIO
                  COLONIAL COUNSELOR SELECT BALANCED PORTFOLIO
                   COLONIAL COUNSELOR SELECT GROWTH PORTFOLIO

                       Statement of Additional Information
                   January 29, 1999, Revised February 26, 1999

DEFINITIONS

       "Trust"                      Colonial Trust IV

       "Advisor"                    Liberty Asset Management Company, the
                                    Portfolios' investment advisor

       "Administrator"              Colonial Management Associates, Inc., the
                                    Portfolios' administrator

       "LFDI"                       Liberty Funds Distributor, Inc., the
                                    Portfolios' distributor

       "LFSI"                       Liberty Funds Services, Inc., the
                                    Portfolios' shareholder services and
                                    transfer agent

       "Portfolios"                 Colonial Counselor Select Income Portfolio,
                                    Colonial Counselor Select Balanced
                                    Portfolio, and Colonial Counselor Select
                                    Growth Portfolio

       "Underlying Liberty Funds"   The open-end mutual funds listed in the
                                    Prospectus in which the Portfolios may
                                    invest.

INVESTMENT OBJECTIVES AND POLICIES

The Portfolios' Prospectus describes the investment objectives and investment policies of each Portfolio. The Portfolios do not invest directly in a portfolio of securities; rather, in seeking to achieve their investment objectives, they invest primarily in shares of other mutual funds distributed by LFDI and managed by investment advisory affiliates of LFDI (Underlying Liberty Funds). The Advisor allocates each Portfolio's assets among the Underlying Liberty Funds.
Part 1 of this SAI includes information concerning the fundamental investment policies of the Portfolios.

The investment objectives and policies of the Underlying Liberty Funds are summarized in the Portfolio' Prospectus. Part 2 contains additional information about the following securities and investment techniques in which the Underlying Liberty Funds may invest and engage:

Foreign Securities                      Pay-in-Kind Securities
Foreign Currency Transactions           Repurchase Agreements
Forward Commitments                     Rule 144A Securities
Futures Contracts and Related Options   Securities Loans
Lower Rated Securities                  Small Companies
Money Market Instruments                Short-Term Trading
Mortgage Dollar Rolls                   Step Coupon Bonds
Options on Securities                   Zero Coupon Securities

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of a Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Portfolio may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Portfolio's borrowings shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings), or such other percentage permitted by law;

2. Own real estate acquired only as the result of owning securities and such holdings may not exceed 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33-1/3% of the value

                                       b
     of its total assets (taken at market value at the time of such loans), and
     (d) through repurchase agreements; and

6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of the Portfolio's assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that a Portfolio may invest up to 100% of its assets in one or more investment companies.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Portfolio may not:

1. Have a short sales position, unless the Portfolio owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and

2.   Invest more than 15% of its net assets in illiquid securities.

PORTFOLIO CHARGES AND EXPENSES

Under the Portfolios' investment management agreements with the Advisor, each Portfolio pays the Advisor a fee for its asset allocation services that accrues daily and is payable monthly at an annual rate of 0.01% of the average daily net assets of each Portfolio (subject to reductions that the Advisor may agree to periodically):

The Portfolios each pay the Administrator an administrative fee, accrued daily and paid monthly, for providing the Portfolios with administrative personnel and services, office space and other services, at an annual rate of 0.0025% of the average daily net assets of the Portfolio (subject to reductions that the Administrator may agree to periodically).

The Portfolios also each pay the Administrator a monthly pricing and bookkeeping fee of $300 per Fund plus the following percentages of each Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

                        0.035% on the next $950 million
                        0.025% on the next $1 billion
                        0.015% on the next $1 billion
                        0.001% on the excess over $3 billion

LFSI provides transfer agency and shareholder services to each of the Portfolios for an annual fee of 0.0025% of the average daily net assets of the Portfolio (subject to reductions that LFSI may agree to periodically).

In addition to the fees and expenses paid by the Portfolios directly, each Portfolio pays its pro rata share of the fees and expenses of the Underlying Liberty Funds in which it invests. Each Underlying Liberty Fund pays investment advisory fees to its investment advisor (Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated or Crabbe Huson Group, Inc.), administrative and pricing and bookkeeping fees to the Administrator, and transfer agency and shareholder servicing fees to LFSI.

Brokerage Commissions

As stated under "Investment Objectives and Policies" above, the Portfolios seek to achieve their respective investment objectives, not by buying, holding and selling individual portfolio securities, but by investing all their assets in shares of Underlying Liberty Funds. The Portfolios will not incur brokerage commission expenses or sales charges in connection with their purchases and redemptions of Underlying Liberty Funds. The Portfolios bear their pro rata shares of the brokerage and other transaction costs incurred by the Underlying Liberty Funds and in connection with their purchases and sales of individual portfolio securities.

Trustees and Trustees Fees

The Trustees of the Trust also serve as trustees of the Trusts of which the Underlying Liberty Funds managed by Colonial Management Associates, Inc. and Crabbe-Huson Group, Inc. are series, and do not receive fees from the Portfolios.

                                       c

The table below shows the total compensation paid to the Trustees of the Trust for the year ended December 31, 1998 by the Liberty Funds Complex and nine funds of Liberty Variable Investment Trust:

                                   Total Compensation Liberty
                                   Fund Complex Paid To The Trustees
                                   For The Calendar Year Ended
Trustee                            December 31, 1998(a)
-------                            ---------------------------------

Robert J. Birnbaum                  $ 124,429
Tom Bleasdale                         115,000(c)
John V. Carberry                          -0-
Lora S. Collins                        97,429
James E. Grinnell                     128,071
Richard W. Lowry                      123,214
Salvatore Macera                       25,250
William E. Mayer                      113,286
James L. Moody, Jr.                   105,857(c)
John J. Neuhauser                     130,323
Thomas E. Stitzel                      25,250
Robert L. Sullivan                    104,100
Anne-Lee Verville                      23,445(c)

(a) The Trust does not currently provide pension or retirement plan benefits to the Trustees.

(b) At December 31, 1998, the Liberty Funds Complex consisted of 52 open-end and 5 closed-end management investment company portfolios (not including the Portfolios) advised by the Administrator or its affiliates, Newport Fund Management, Inc., Crabbe Huson Group, Inc., Stein Roe & Farnham Incorporated and the Advisor, and the closed-end Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. advised by the Advisor.

(c)  Payable in later years as deferred compensation.

Ownership of the Portfolios

As of the date hereof, the officers and Trustees of the Trust as a group owned no shares of the Portfolios.

As of the date hereof, the Administrator owned all the outstanding shares of each Class of each Portfolio.

12b-1 Plan, CDSC and Conversion of Shares

The Portfolios offer multiple classes of shares, including Class A, Class B and Class C. The Portfolios may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Portfolios. Under each Plan, each Portfolio pays LFDI monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFDI's expenses, LFDI may realize a profit from the fees.

The Plans authorize any other payments by a Portfolio to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Portfolio shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Portfolios. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

                                       d

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

CUSTODIAN

The Chase Manhattan Bank is the custodian for the Portfolios. The custodian is responsible for safeguarding and controlling the Portfolios' cash and securities, receiving and delivering securities and collecting the each Portfolio's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse acts as the Portfolios' independent accountants. In such capacity, Price Waterhouse LLP performs the annual audit of each Portfolio's financial statements and assists in the preparation of tax returns.

                                       e

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

MISCELLANEOUS INVESTMENT PRACTICES OF UNDERLYING LIBERTY FUNDS

Each Portfolio seeks to achieve its respective investment objectives by investing all of its assets in shares of up to eight of the open-end mutual funds (Underlying Liberty Funds) listed in the Prospectus. The mix of Underlying Liberty Funds in which each Portfolio invests is determined by the Advisor as described in the Prospectus. The investment advisors (Underlying Fund Managers) of the Liberty Underlying Funds are Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated or Crabbe Huson Group, Inc., as indicated in the name of the Underlying Liberty Fund, each of which is, or as of the date hereof is expected shortly to become, an affiliate through common control by Liberty Financial Companies, Inc. of LFDI and the Advisor.

The following describes certain of the investment practices of the Underlying Liberty Funds. Certain of the practices described below are used by some, but not all, of the Underlying Liberty Funds, as set forth in the Prospectus of the Portfolios.

Short-Term Trading

In seeking an Underlying Liberty Fund's investment objective, the Underlying Fund Manager will buy or sell portfolio securities whenever it believes it is appropriate. The Underlying Fund Manager's decision will not generally be influenced by how long the Underlying Liberty Fund may have owned the security. From time to time the Underlying Liberty Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Underlying Liberty Fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of an Underlying Liberty Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. An Underlying Liberty Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. An Underlying Liberty Fund's portfolio turnover rate is not a limiting factor when its Underlying Liberty Fund Manager considers a change in the Fund's portfolio.

Lower Rated Debt Securities

Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently and in smaller volumes, and may fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The Colonial International Horizons Fund invests primarily, and other Underlying Liberty Funds may invest a portion of their assets, in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of an Underlying Liberty Fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

An Underlying Liberty Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Zero Coupon Securities (Zeros)

The Underlying Liberty Bond Funds may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)

The Underlying Liberty Bond Funds may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

Pay-In-Kind (PIK) Securities

The Underlying Liberty Bond Funds may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans

Most of the Underlying Liberty Funds may make secured loans of their portfolio securities amounting to not more than a specified percentage of their total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)

Many of the Underlying Liberty Funds may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Colonial Strategic Income Fund or the Crabbe Huson Real Estate Investment Fund sells a mortgage-backed security and simultaneously enter into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements

All of the Underlying Liberty Funds may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Options on Securities

Writing covered options. Each Underlying Liberty Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Underlying Fund Manager, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The Underlying Liberty Funds may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. Each Underlying Liberty Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. Each Underlying Liberty Fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by an Underlying Liberty Fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Underlying Liberty Funds intend to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment.

Risk factors in options transactions. The successful use of options strategies by an Underlying Liberty Fund depends on the ability of its Underlying Fund Manager to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Liberty Underlying Fund's ability to terminate option positions at times when Underlying Fund Manager deems it desirable to do so. Although the Fund will take an option position only if the its Underlying Fund Manager believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Underlying Liberty Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade known as "contract markets" approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. An Underlying Liberty Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by an Underlying Liberty Fund is subject to its Underlying Fund Manager`s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. An Underlying Liberty Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Underlying Fund Manager will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Underlying Fund Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Underlying Fund Manager believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the Underlying Liberty Funds may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions

The Colonial International Horizons Fund (as well as the other Underlying Liberty Funds that may invest a portion of their assets in foreign securities) may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency.

Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

An Underlying Liberty Fund will only purchase or write currency options when the Underlying Fund Manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to an Underlying Liberty Fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Rule 144A Securities

The Underlying Liberty Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as an Underlying Liberty Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Underlying Fund Manager, under the supervision of the board of trustees responsible for the Underlying Liberty Fund considering an investment in Rule 144A securities, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Underlying Fund Manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Underlying Fund Manager could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Underlying Fund Manager that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Taxation of the Counselor Select Portfolios and Their Shareholders

Each Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Internal Revenue Code.

Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carry forward of a Portfolio.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

To the extent that an Underlying Liberty Fund derives dividends from domestic corporations, a portion of the income distributions of a Portfolio which invests in that Underlying Liberty Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends received deduction is reduced to the extent the shares held by the Underlying Liberty Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Liberty Fund or the Portfolio are deemed to have been held by the Underlying Liberty Fund, the Portfolio or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Income received by an Underlying Liberty Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Liberty Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Liberty Fund will be eligible and may elect to "pass-through" to its shareholders, including a Portfolio, the amount of such foreign income and similar taxes paid by the Underlying Liberty Fund. Although a Portfolio may itself be entitled to a deduction for such taxes paid by an Underlying Liberty Fund in which the Portfolio invests, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders.

A Portfolio will not be able to offset gains realized by one Underlying Liberty Fund in which such Portfolio invests against losses realized by another Underlying Liberty Fund in which Portfolio invests. The Portfolio's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as such, regardless of the length of time the shares of a Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such month will be deemed to have been received by the Portfolio's shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Portfolio, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. In particular, investors should consider the tax implications of buying shares just prior to a distribution.

Each Portfolio will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Taxation of the Underlying Liberty Funds

Each Underlying Liberty Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Liberty Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Liberty Fund generally will not pay any federal income or excise tax.

Distributions of an Underlying Liberty Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Underlying Liberty Fund. Distributions of the excess of an Underlying Liberty Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Underlying Liberty Fund regardless of how long the Portfolio held the Underlying Liberty Fund's shares, and are not eligible for the corporate dividends-received deduction. Depending on a Portfolio's percentage ownership in an Underlying Liberty Fund both before and after a redemption, a Portfolio's redemption of shares of such Underlying Liberty Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the Underlying Liberty Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Liberty Funds directly.

To the extent such investments are permissible for an Underlying Liberty Fund, the Underlying Liberty Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Underlying Liberty Fund, defer losses to the Underlying Liberty Fund, cause adjustments in the holding periods of the Underlying Liberty Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders of the Underlying Liberty Funds, including the Portfolios.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

MANAGEMENT OF THE PORTFOLIOS

The Advisor is a subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210.
Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers

Name and Address            Age      Position with Fund   Principal Occupation  During Past Five Years
----------------            ---      ------------------   ----------------------------------------------------------
Robert J. Birnbaum          70       Trustee              Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                          Rhoads (law firm), from September, 1988 to December,
Ridgewood, NJ 07450                                       1993; President, New York Stock Exchange from May, 1985
                                                          to June, 1988; President, American Stock Exchange, Inc.,
                                                          from 1977 to May, 1985).

Tom Bleasdale               68       Trustee              Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                           Executive Officer, Shore Bank & Trust Company, from 1992
Danvers, MA 01923                                         to 1993).  Director of The Empire Company since June,
                                                          1995.

John V. Carberry *          51       Trustee              Senior Vice President, Liberty Financial Companies, Inc.,
56 Woodcliff Road                                         since February, 1998 (formerly Managing Director, Salomon
Wellesley Hills, MA  02481                                Brothers (investment banking) from December, 1974 to
                                                          February, 1998).

                                       11

Lora S. Collins             62       Trustee              Attorney  (formerly Partner, Kramer, Levin, Naftalis &
1175 Hill Road                                            Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell           68       Trustee              Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry            62       Trustee              Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera            67       Trustee              Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                       Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                    Industries, Inc. (electronics)).

William E. Mayer*           58       Trustee              Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                of Business and Management, University of Maryland, from
New York, NY 10022                                        October, 1992 to November, 1996; Dean, Simon Graduate
                                                          School of Business, University of Rochester, from October,
                                                          1991 to July, 1992).

James L. Moody, Jr.         66       Trustee              Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                      Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                  Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser           55       Trustee              Dean, Boston College School of Management since
140 Commonwealth Avenue                                   September, 1977.
Chestnut Hill, MA 02167

Thomas E. Stitzel           58       Trustee              Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                    University (higher education); Business consultant and
Boise, ID  83706                                          author.


Robert L. Sullivan          70       Trustee              Retired Partner, KPMG LLP
45 Sankaty Avenue
Siaconset, MA 02564

Anne-Lee Verville           51       Trustee              Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                    Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                      Solutions Division from 1991 to 1994, IBM Corporation
                                                          (global education and global applications)).

Stephen E. Gibson           45       President            Chairman of the Board since July, 1998, Chief Executive
                                                          Officer and President since December, 1996, and
                                                          President, Colonial Trusts, since June, 1998; Director,
                                                          since July, 1996 of the Administrator (formerly
                                                          Executive Vice President from July, 1996 to December,
                                                          1996); Director, Chief Executive Officer and President
                                                          of The Colonial Group, Inc. (TCG) since December, 1996
                                                          (formerly Managing Director of Marketing of Putnam
                                                          Investments, June, 1992 to July, 1996.) ; Assistant
                                                          Chairman of Stein Roe & Farnham Incorporated (SR&F)
                                                          since August, 1998.

                                       12

J. Kevin Connaughton        34       Controller and       Controller and Chief Accounting Officer of Funds since
                                     Chief Accounting     February, 1998, Vice President of the Administrator
                                     Officer              since February, 1998 (formerly Senior Tax Manager,
                                                          Coopers & Lybrand, LLP from April, 1996 to January, 1998;
                                                          Vice President, 440 Financial Group/First Data Investor
                                                          Services Group from March ,1994 to April, 1996; Vice
                                                          President, The Boston Company (subsidiary of Mellon Bank)
                                                          from December, 1993 to March, 1994; Assistant Vice
                                                          President and Tax Manager, The Boston Company from March,
                                                          1992 to December, 1993).

Timothy J. Jacoby           45       Treasurer and        Treasurer and Chief Financial Officer of Funds since
                                     Chief Financial      October, 1996 (formerly Controller and Chief Accounting
                                     Officer              Officer from October, 1997 to February, 1998); Senior
                                                          Vice President of the Administrator since September, 1996
                                                          (formerly Senior Vice President, Fidelity Accounting and
                                                          Custody Services from September, 1993 to September, 1996
                                                          and Assistant Treasurer to the Fidelity Group of Funds from
                                                          August, 1990 to September, 1993).

Nancy L. Conlin             44       Secretary            Secretary of the Funds since April, 1998 (formerly
                                                          Assistant Secretary from July, 1994 to April, 1998);
                                                          Director, Senior Vice President, General Counsel, Clerk
                                                          and Secretary of the Administrator since April, 1998
                                                          (formerly Vice President, Counsel, Assistant Secretary
                                                          and Assistant Clerk from July, 1994 to April, 1998);
                                                          Vice President - Legal, General Counsel and Clerk of
                                                          TCG since April, 1998 (formerly Assistant Clerk from
                                                          July, 1994 to April, 1998)

Davey S. Scoon              51       Vice President       Vice President of the Funds since June, 1993; Executive
                                                          Vice President since July, 1993 and Director since
                                                          March, 1985 of the Administrator (formerly Senior Vice
                                                          President and Treasurer of the Advisor from March, 1985
                                                          to July, 1993); Executive Vice President and Chief
                                                          Operating Officer, TCG since March, 1995 (formerly Vice
                                                          President - Finance and Administration of TCG from
                                                          November, 1985 to March, 1995); Executive Vice
                                                          President of SR&F since August, 1998.

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Portfolios or the Advisor.

The business address of the officers of each Portfolio is One Financial Center, Boston, MA 02111.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Management and Other Agreements

Under an investment management agreement, the Advisor allocates and reallocates each Portfolio's assets among Underlying Liberty Funds and, to the limited extent set forth under "Miscellaneous Investment Practices" above, Non-Liberty Funds. Under administrative and pricing and bookkeeping agreements, the Administrator provides the Portfolios with administrative personnel and services, office space, and pricing and bookkeeping services. See "Portfolio Charges and Expenses" for the fees payable by the Portfolios under these agreements. Under the agreements, any liability of the Advisor or the Administrator to a Portfolio, the Trust or any shareholder of a Fund is limited to situations involving the Advisor's or the Administrator's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The investment management agreements with the Advisor may be terminated with respect to any Portfolio at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Portfolio. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Portfolio and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Administrator pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Administrator including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.

Principal Underwriter

LFDI is the principal underwriter of the Portfolios' shares. LFDI has no obligation to buy the Portfolios' shares, and purchases the Portfolios' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent

LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent) . The Trust's agreement with LFSI continues indefinitely but may be terminated by 90 days' notice by the Portfolio to LFSI or generally by 6 months' notice by LFSI to the Portfolio. The agreement limits the liability of LFSI to the Portfolio for loss or damage incurred by the Portfolio to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Portfolio will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE

Each Portfolio determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.

The NAV of a Portfolio is based on the NAV of the shares of the Underlying Liberty Funds and any Non-Liberty Funds held by it. For the purpose of determining the NAV of the shares of the Underlying Liberty Funds, debt securities held by an Underlying Liberty Fund generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the applicable Underlying Fund Manager deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities held by an Underlying Liberty Fund that are listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees responsible for the Underlying Liberty Fund. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the applicable Underlying Fund Manager in good faith under the direction of the Board of Trustees responsible for the Underlying Liberty Fund.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets may take place on days which are not business days in New York and on which the NAV of the Underlying Liberty Funds is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Underlying Liberty Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees responsible for the Underlying Liberty Fund.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Portfolios and tables of charges. This SAI contains additional information which may be of interest to investors.

The Portfolios will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Portfolio before the Portfolio processes that day's transactions. If the FSF fails to transmit before the Portfolio processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Portfolio values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Portfolio must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Portfolio receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs. Checks presented for the purchase of shares of the Portfolio which are returned by the purchaser's bank or check writing privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B or C shares. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of the Portfolios may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Portfolio's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Portfolio in which you have a current balance of at least $5,000 into the same class of shares of any or all of the other Portfolios. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Portfolio balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Portfolio, exchange between the same Class of shares of Portfolios by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Portfolio, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Portfolio will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing, by mailing your instructions to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.

Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any Portfolio, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Portfolio shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Portfolio automatically invested in the same class of shares of another Portfolio. An ADD account must be in the same name as the shareholder's existing open account with the particular Portfolio. Call LFSI for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFDI. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B, or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Portfolio at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Portfolio shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Liberty Employees or Financial Service Firms. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFDI and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C): CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met. This requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Portfolio or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Portfolio will delay sending proceeds for up to 15 days in order to protect the Portfolio against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Portfolio, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Portfolio receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Portfolio's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Portfolio designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Portfolio under a SWP will be treated as redemptions of shares purchased through the reinvestment of Portfolio distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Portfolio in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Portfolio distributions payable in shares of the Portfolio rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Portfolio (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Portfolio may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Portfolio as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Portfolio shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Portfolio shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Portfolio's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Portfolio values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Portfolio's net asset value, a Portfolio may make the payment or a portion of the payment with portfolio securities held by that Portfolio instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Portfolio at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Portfolio at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most Portfolios that pay daily dividends will normally earn dividends starting with the date the Portfolio receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of a Portfolio may be exchanged for the same class of shares of any other Portfolio on the basis of the NAVs per share at the time of exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Portfolio, completion of an exchange may be delayed under unusual circumstances, such as if the Portfolio suspends repurchases or postpones payment for the Portfolio shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other Portfolios are available from the LFDI Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to a Portfolio having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the Portfolio in the name of the shareholder desiring to exchange.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time on 60 days' notice.

SUSPENSION OF REDEMPTIONS

A Portfolio may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for an Underlying Liberty Fund to dispose of its securities or for a Portfolio or an Underlying Liberty Fund to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Portfolio and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Portfolio or the Trust's Trustees. The Declaration provides for indemnification out of Portfolio property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Portfolio would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Portfolio incurring financial loss on account of another fund of the Trust is also believed to be remote because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History" in the Prospectus, the Portfolios will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of a Portfolio, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Portfolio and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Yield. The yield for each class of shares of a Portfolio is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), (ii) dividing the result by the product of the average daily number of shares of the Portfolio that were entitled to dividends during the period and the maximum offering price of the Portfolio on the last day of the period, and (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a Portfolio is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, a Portfolio's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Underlying Liberty Fund's portfolio securities (net of the Portfolio's expenses). A Portfolio's yield for any period may be more or less than the amount actually distributed in respect of such period.

The Portfolios may compare their performance to various unmanaged indices published by such sources as are listed in Appendix II.

The Portfolios also may refer to quotations, graphs and electronically transmitted data from sources believed by the Administrator to be reputable, and publications in the press pertaining to a Portfolio's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

General. From time to time, the Portfolios may discuss or quote their Advisor as well the investment personnel of the Underlying Liberty Funds, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Underlying Liberty Funds, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Portfolios' and the Underlying Liberty Funds' portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Portfolio may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Portfolio may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or quote from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       Standard & Poor's Corporation (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             Fitch Investors Service

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II
                                      1998

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
CREDIT SUISSE FIRST BOSTON:
                               First Boston High Yield                0.58

LIPPER, INC.:
                               AMEX Composite Index P                 0.64
                               AMEX Computer Tech IX P               81.46
                               AMEX Institutional IX P               37.59
                               AMEX Major Market IX P                18.32
                               Aust Crdtstlt:Osh IX P                  N/A
                               Bse Sensex Index                     -16.50
                               CAC 40:FFR IX P                       31.47
                               CD Rate 1 Month Index Tr               5.61
                               CD Rate 3 Month Index Tr               5.59
                               CD Rate 6 Month Index Tr               5.58
                               Consumer Price Index                   1.61
                               Copnhgn SE:Dkr IX P                     N/A
                               DAX:Dm IX Tr                          17.71
                               Dow Jones 65 Comp Av P                10.10
                               Dow Jones Ind Average P               16.10
                               Dow Jones Ind Dly Reinv               18.13
                               Dow Jones Ind Mth Reinv               18.15
                               Dow Jones Trans Av P                  -3.29
                               Dow Jones Trans Av Tr                  0.02
                               Dow Jones Util Av P                   14.37
                               Dow Jones Util Av Tr                  18.88
                               FT-SE 100:Pd IX P                     14.55
                               Hang Seng:Hng Kng $ IX                -6.29
                               Jakarta Composite Index                 N/A
                               Jasdaq Index:Yen P                      N/A
                               Klse Composite Index                  -1.40
                               Kospi Index                             N/A
                               Lear High Growth Rate IX               1.53
                               Lear Low Priced Value IX              -1.52
                               Lehman 1-3 Govt/Corp Tr                6.96
                               Lehman Aggregate Bd P                  2.03
                               Lehman Aggregate Bd Tr                 8.69
                               Lehman Cp Bd Int Tr                    8.29
                               Lehman Govt Bd Int P                   1.99
                               Lehman Govt Bd Int Tr                  8.49
                               Lehman Govt Bd Long P                  6.59
                               Lehman Govt Bd Long Tr                13.41
                               Lehman Govt Bd P                       3.27
                               Lehman Govt Bd Tr                      9.85
                               Lehman Govt/Cp Bd P                    2.70
                               Lehman Govt/Cp Bd Tr                   9.47
                               Lehman Govt/Cp Int P                   1.78

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               Lehman Govt/Cp Int Tr                  8.44
                               Lehman High Yield P                   -6.46
                               Lehman High Yield Tr                   1.60
                               Lehman Muni 10 Yr IX Tr                6.76
                               Lehman Muni 3 Yr IX Tr                 5.21
                               Lehman Muni Bond IX Tr                 6.48
                               Lehman 7-Year Muni Bond                6.23
                               ML 0-3 Yr Muni IX P                    0.02
                               ML 0-3 Yr Muni IX Tr                   5.01
                               ML 1-3 Yr Treasury IX P                0.60
                               ML 1-3 Yr Treasury IX Tr               7.00
                               ML 1-5 Yr Gv/Cp Bd IX P                1.12
                               ML 1-5 Yr Gv/Cp Bd IX Tr               7.68
                               ML 1-5 Yr Treasury IX P                1.32
                               ML 1-5 Yr Treasury IX Tr               7.74
                               ML 10+ Yr Treasury IX Tr              13.55
                               ML 15 Yr Mortgage IX P                 0.85
                               ML 15 Yr Mortgage IX Tr                7.30
                               ML 3-5 Yr Govt IX P                    2.40
                               ML 3-5 Yr Govt IX Tr                   8.87
                               ML Corp Master Index P                 1.47
                               ML Corp Master Index Tr                8.72
                               ML Glbl Govt Bond Inx P                7.71
                               ML Glbl Govt Bond Inx Tr              14.12
                               ML Glbl Gv Bond IX II P                8.32
                               ML Glbl Gv Bond IX II Tr              14.97
                               ML Global Bond Index P                 6.07
                               ML Global Bond Index Tr               12.78
                               ML Gov Corp Master IX P                2.69
                               ML Gov Corp Master IX Tr               9.53
                               ML Govt Master Index P                 3.17
                               ML Govt Master Index Tr                9.85
                               ML High Yld Master IX P               -5.59
                               ML High Yld Master IX Tr               3.66
                               ML Mortgage Master IX P                0.68
                               ML Mortgage Master IX Tr               7.19
                               ML Treasury Master IX P                3.35
                               ML Treasury Master IX Tr              10.03
                               MSCI AC Americas Free GD              25.77
                               MSCI AC Americas Free ID              23.77
                               MSCI AC Asia Fr-Ja IX GD              -7.79
                               MSCI AC Asia Fr-Ja IX ID             -10.27
                               MSCI AC Asia Pac - Ja GD              -4.77
                               MSCI AC Asia Pac - Ja ID              -7.30
                               MSCI AC Asia Pac Fr-J GD              -4.42
                               MSCI AC Asia Pac Fr-J ID              -7.12
                               MSCI AC Asia Pac IX GD                 2.03

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               MSCI AC Asia Pac IX ID                 0.53
                               MSCI AC Europe IX GD                  27.18
                               MSCI AC Europe IX ID                  24.84
                               MSCI AC Fe - Ja IX GD                 -4.83
                               MSCI AC Fe - Ja IX ID                 -7.16
                               MSCI AC Fe Fr-Ja IX GD                -4.82
                               MSCI AC Fe Fr-Ja IX ID                -7.39
                               MSCI AC Fe Free IX GD                  3.38
                               MSCI AC Fe Free IX ID                  2.07
                               MSCI AC Pac Fr-Jpn IX GD              -2.07
                               MSCI AC Pac Fr-Jpn IX ID              -4.86
                               MSCI AC World Fr-USA GD               14.46
                               MSCI AC World Fr-USA ID               12.36
                               MSCI AC World Free IX GD              21.97
                               MSCI AC World IX GD                   21.72
                               MSCI AC World IX ID                   19.69
                               MSCI AC World-USA IX GD               14.09
                               MSCI AC Wrld Fr-Ja IX GD              24.09
                               MSCI AC Wrld Fr-Ja IX ID              21.93
                               MSCI AC Wrld-Ja IX GD                 23.80
                               MSCI AC Wrld-Ja IX ID                 21.64
                               MSCI Argentina IX GD                 -24.30
                               MSCI Argentina IX ID                 -27.30
                               MSCI Australia IX GD                   7.06
                               MSCI Australia IX ID                   3.80
                               MSCI Australia IX ND                   6.07
                               MSCI Austria IX GD                     0.77
                               MSCI Austria IX ID                    -0.91
                               MSCI Austria IX ND                     0.35
                               MSCI Belgium IX GD                    68.73
                               MSCI Belgium IX ID                    64.84
                               MSCI Belgium IX ND                    67.75
                               MSCI Brazil IX GD                    -39.62
                               MSCI Brazil IX ID                    -44.07
                               MSCI Canada IX GD                     -5.70
                               MSCI Canada IX ID                     -7.44
                               MSCI Canada IX ND                     -6.14
                               MSCI Chile IX GD                     -28.50
                               MSCI Chile IX ID                     -30.65
                               MSCI China Dom Fr IX ID              -51.52
                               MSCI China Free IX ID                -43.83
                               MSCI China Non Dom IX ID             -42.06
                               MSCI Colombia IX GD                  -42.17
                               MSCI Colombia IX ID                  -45.32
                               MSCI Czech Rep IX GD                   0.54
                               MSCI Czech Rep IX ID                  -0.66
                               MSCI Denmark IX GD                     9.38

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               MSCI Denmark IX ID                     7.82
                               MSCI Denmark IX ND                     8.99
                               MSCI EAFE + Canada IX GD              19.11
                               MSCI EAFE + Canada IX ID              17.02
                               MSCI EAFE + Canada IX ND              18.76
                               MSCI EAFE + EMF IX GD                 15.25
                               MSCI EAFE + EMF IX ID                 13.13
                               MSCI EAFE + Em IX GD                  14.94
                               MSCI EAFE + Em IX ID                  12.84
                               MSCI EAFE - UK IX GD                  21.02
                               MSCI EAFE - UK IX ID                  19.17
                               MSCI EAFE - UK IX ND                  20.59
                               MSCI EAFE Fr IX ID                    18.32
                               MSCI EAFE GDP Wt IX GD                27.12
                               MSCI EAFE GDP Wt IX ID                25.12
                               MSCI EAFE GDP Wt IX ND                26.71
                               MSCI EAFE IX GD                       20.33
                               MSCI EAFE IX ID                       18.23
                               MSCI EAFE IX ND                       20.00
                               MSCI EASEA IX GD                      25.42
                               MSCI EASEA IX ID                      22.94
                               MSCI EASEA IX ND                      25.03
                               MSCI EMF Asia IX GD                  -11.00
                               MSCI EMF Asia IX ID                  -12.36
                               MSCI EMF Far East IX GD               -6.23
                               MSCI EMF Far East IX ID               -7.33
                               MSCI EMF IX GD                       -25.34
                               MSCI EMF IX ID                       -27.52
                               MSCI EMF Latin Am IX GD              -35.11
                               MSCI EMF Latin Am IX ID              -38.04
                               MSCI Em Asia IX GD                    -8.57
                               MSCI Em Asia IX ID                    -9.90
                               MSCI Em Eur/Mid East GD              -26.01
                               MSCI Em Eur/Mid East ID              -27.37
                               MSCI Em Europe IX GD                 -30.11
                               MSCI Em Europe IX ID                 -31.17
                               MSCI Em Far East IX GD                -4.12
                               MSCI Em Far East IX ID                -5.28
                               MSCI Em IX GD                        -23.21
                               MSCI Em IX ID                        -25.30
                               MSCI Em Latin Am IX GD               -35.29
                               MSCI Em Latin Am IX ID               -38.19
                               MSCI Europe - UK IX GD                33.95
                               MSCI Europe - UK IX ID                31.86
                               MSCI Europe - UK IX ND                33.38
                               MSCI Europe GDP Wt IX ID              31.74
                               MSCI Europe IX GD                     28.91

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               MSCI Europe IX ND                     28.53
                               MSCI European Union GD                30.44
                               MSCI European Union ID                27.93
                               MSCI Far East Free IX ID               1.52
                               MSCI Far East IX GD                    2.56
                               MSCI Far East IX ID                    1.22
                               MSCI Far East IX ND                    2.39
                               MSCI Finland IX GD                   122.63
                               MSCI Finland IX ID                   119.10
                               MSCI Finland IX ND                   121.64
                               MSCI France IX GD                     42.06
                               MSCI France IX ID                     40.00
                               MSCI France IX ND                     41.54
                               MSCI Germany IX GD                    29.88
                               MSCI Germany IX ID                    28.17
                               MSCI Germany IX ND                    29.43
                               MSCI Greece IX GD                     78.11
                               MSCI Greece IX ID                     75.01
                               MSCI Hongkong IX GD                   -2.92
                               MSCI Hongkong IX ID                   -7.60
                               MSCI Hongkong IX ND                   -2.92
                               MSCI Hungary IX GD                    -8.16
                               MSCI Hungary IX ID                    -8.70
                               MSCI India IX GD                     -21.24
                               MSCI India IX ID                     -22.89
                               MSCI Indonesia IX GD                 -31.53
                               MSCI Indonesia IX ID                 -32.40
                               MSCI Ireland IX ID                    32.99
                               MSCI Israel Dom IX ID                -16.20
                               MSCI Israel IX ID                     -7.91
                               MSCI Israel Non Dom Ixid              42.21
                               MSCI Italy IX GD                      53.20
                               MSCI Italy IX ID                      50.99
                               MSCI Italy IX ND                      52.52
                               MSCI Japan IX GD                       5.25
                               MSCI Japan IX ID                       4.27
                               MSCI Japan IX ND                       5.05
                               MSCI Jordan IX GD                    -11.01
                               MSCI Jordan IX ID                    -14.26
                               MSCI Kokusai IX GD                    27.46
                               MSCI Kokusai IX ID                    25.30
                               MSCI Kokusai IX ND                    26.96
                               MSCI Korea IX GD                     141.15
                               MSCI Korea IX ID                     137.54
                               MSCI Luxembourg IX ID                  8.63
                               MSCI Malaysia IX GD                  -29.49
                               MSCI Malaysia IX ID                  -31.04

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               MSCI Mexico Free IX GD               -33.53
                               MSCI Mexico Free IX ID               -34.50
                               MSCI Mexico IX GD                    -34.18
                               MSCI Mexico IX ID                    -35.12
                               MSCI Netherland IX GD                 23.93
                               MSCI Netherland IX ID                 21.13
                               MSCI Netherland IX ND                 23.23
                               MSCI New Zealand IX GD               -21.48
                               MSCI New Zealand IX ID               -25.23
                               MSCI New Zealand IX ND               -22.62
                               MSCI Nordic IX GD                     23.83
                               MSCI Nordic IX ID                     21.78
                               MSCI Nordic IX ND                     23.25
                               MSCI Norway IX GD                    -29.67
                               MSCI Norway IX ID                    -31.21
                               MSCI Norway IX ND                    -30.06
                               MSCI Nth Amer IX GD                   29.04
                               MSCI Nth Amer IX ID                   27.11
                               MSCI Nth Amer IX ND                   28.46
                               MSCI Pac - Japan IX GD                -6.22
                               MSCI Pac - Japan IX ID                -9.55
                               MSCI Pac - Japan IX ND                -6.64
                               MSCI Pacific Fr-Jpn ID                -8.40
                               MSCI Pacific Free IX ID                1.43
                               MSCI Pacific IX GD                     2.69
                               MSCI Pacific IX ID                     1.16
                               MSCI Pacific IX ND                     2.44
                               MSCI Pakistan IX GD                  -56.61
                               MSCI Pakistan IX ID                  -60.56
                               MSCI Peru IX GD                      -40.22
                               MSCI Peru IX ID                      -42.11
                               MSCI Philippines Fr Ixgd              13.45
                               MSCI Philippines Fr Ixid              12.60
                               MSCI Philippines IX GD                16.10
                               MSCI Philippines IX ID                14.89
                               MSCI Portugal IX GD                   27.90
                               MSCI Portugal IX ID                   25.42
                               MSCI Russia IX GD                    -82.99
                               MSCI Russia IX ID                    -83.16
                               MSCI Sing/Mlysia IX GD               -12.88
                               MSCI Sing/Mlysia IX ID               -14.62
                               MSCI Sing/Mlysia IX ND               -12.88
                               MSCI Singapore Fr IX GD               -3.59
                               MSCI Singapore Fr IX ID               -5.31
                               MSCI South Africa IX GD              -27.56
                               MSCI South Africa IX ID              -29.84
                               MSCI Spain IX GD                      50.58

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               MSCI Spain IX ID                      47.87
                               MSCI Spain IX ND                      49.90
                               MSCI Sri Lanka IX GD                 -25.57
                               MSCI Sri Lanka IX ID                 -27.30
                               MSCI Sweden IX GD                     14.54
                               MSCI Sweden IX ID                     12.62
                               MSCI Sweden IX ND                     13.96
                               MSCI Swtzrlnd IX GD                   24.05
                               MSCI Swtzrlnd IX ID                   22.57
                               MSCI Swtzrlnd IX ND                   23.53
                               MSCI Taiwan IX GD                    -20.64
                               MSCI Taiwan IX ID                    -21.45
                               MSCI Thailand IX GD                   19.09
                               MSCI Thailand IX ID                   18.74
                               MSCI Turkey IX GD                    -52.51
                               MSCI Turkey IX ID                    -53.53
                               MSCI UK IX GD                         17.80
                               MSCI UK IX ID                         14.84
                               MSCI UK IX ND                         17.80
                               MSCI USA IX GD                        30.72
                               MSCI USA IX ID                        28.79
                               MSCI USA IX ND                        30.14
                               MSCI Venezuela IX GD                 -49.16
                               MSCI Venezuela IX ID                 -52.69
                               MSCI World - UK IX GD                 25.63
                               MSCI World - UK IX ID                 23.73
                               MSCI World - UK IX ND                 25.11
                               MSCI World - USA IX GD                19.11
                               MSCI World - USA IX ID                17.02
                               MSCI World - USA IX ND                18.76
                               MSCI World GDP Wt IX ID               25.61
                               MSCI World IX Free ID                 22.82
                               MSCI World IX GD                      24.80
                               MSCI World IX ID                      22.78
                               MSCI World IX ND                      24.34
                               MSCI Wrld - Austrl IX GD              25.03
                               MSCI Wrld - Austrl IX ID              23.03
                               MSCI Wrld - Austrl IX ND              24.58
                               Madrid SE:Pst IX P                    37.19
                               NASDAQ 100 IX P                       85.31
                               NASDAQ Bank IX P                     -11.77
                               NASDAQ Composite IX P                 39.63
                               NASDAQ Industrial IX P                 6.82
                               NASDAQ Insurance IX P                 -0.06
                               NASDAQ Natl Mkt Cmp IX                40.23
                               NASDAQ Natl Mkt Ind IX                 6.27
                               NASDAQ Transport IX P                 -7.85

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               NYSE Composite P                      16.55
                               NYSE Finance IX P                      5.13
                               NYSE Industrials IX P                 17.97
                               NYSE Transportation IX                 3.46
                               NYSE Utilities IX P                   33.04
                               Nikkei 225 Avg:Yen P                  -9.28
                               Oslo SE Tot:Fmk IX P                    N/A
                               PSE Technology IX P                   54.60
                               Philippines Composite IX                N/A
                               Russell 1000(R)Grow IX Tr             38.71
                               Russell 1000(R)IX P                   25.12
                               Russell 1000(R)IX Tr                  27.02
                               Russell 1000(R)Value IX Tr            15.63
                               Russell 2000(R)Grow IX Tr              1.23
                               Russell 2000(R)IX P                   -3.45
                               Russell 2000(R)IX Tr                  -2.55
                               Russell 2000(R)Value IX Tr            -6.45
                               Russell 3000(R)IX P                   22.32
                               Russell 3000(R)IX Tr                  24.14
                               Russell Midcap(TM)Grow IX             17.86
                               Russell Midcap(TM)Inx Tr              10.09
                               Russell Midcap(TM)Value IX             5.09
                               S & P 100 Index P                     31.33
                               S & P 500 Daily Reinv                 28.58
                               S & P 500 Index P                     26.67
                               S & P 500 Mnthly Reinv                28.60
                               S & P 600 Index P                     -2.10
                               S & P 600 Index Tr                    -1.31
                               S & P Financial IX Tr                 11.43
                               S & P Financial Idx P                  9.58
                               S & P Industrial IX Tr                33.71
                               S & P Industrials P                   31.91
                               S & P Midcap 400 IX P                 17.68
                               S & P Midcap 400 IX Tr                19.11
                               S & P Transport IX Tr                 -1.94
                               S & P Transport Index P               -3.03
                               S & P Utility Index P                 10.10
                               S & P Utility Index Tr                14.77
                               S & P/Barra Growth IX Tr              42.15
                               S & P/Barra Value IX Tr               14.68
                               S Afr All Mng:Rnd IX P                 3.72
                               SB Cr-Hdg Nn-US Wd IX Tr              11.53
                               SB Cr-Hdg Wd Gv Bd IX Tr              11.03
                               SB Non-US Wd Gv Bd IX Tr              17.79
                               SB USD 3month Dom CD IX                5.74
                               SB USD 3month Euro CD IX               6.19
                               SB USD 3month Eurodep IX               5.74

SOURCE                         CATEGORY                           RETURN (%)
------                         --------                           ----------
LIPPER, INC.:
                               SB USD 3month Tbill IX                 5.11
                               SB Wd Gv Bd:Austrl IX Tr               3.88
                               SB Wd Gv Bd:Germny IX Tr              19.76
                               SB Wd Gv Bd:Japan IX Tr               15.85
                               SB Wd Gv Bd:UK IX Tr                  20.88
                               SB Wd Gv Bd:US IX Tr                  10.00
                               SB World Govt Bond IX Tr              15.31
                               SB World Money Mkt IX Tr               9.11
                               Straits Times Index                   -7.62
                               Swiss Perf:Sfr IX Tr                  15.37
                               T-Bill 1 Year Index Tr                 4.93
                               T-Bill 3 Month Index Tr                4.88
                               T-Bill 6 Month Index Tr                4.94
                               Taiwan SE:T$ IX P                    -15.56
                               Thailand Set Index                    -4.53
                               Tokyo 2nd Sct:Yen IX P                  N/A
                               Tokyo Se(Topix):Yen IX                  N/A
                               Toronto 300:C$ IX P                   -3.19
                               Toronto SE 35:C$ IX P                 -2.05
                               Value Line Cmp IX-Arth                 5.82
                               Value Line Cmp IX-Geom                -3.79
                               Value Line Industrl IX                -7.27
                               Value Line Railroad IX                -9.93
                               Value Line Utilties IX                 7.61
                               Wilshire 4500 Index Tr                 8.63
                               Wilshire 5000 (Cap Wt)Tr              23.43
                               Wilshire 5000 Index P                 21.71
                               Wilshire Lg Cp Gro IX Tr                N/A
                               Wilshire Lg Cp Val IX Tr                N/A
                               Wilshire MD Cp Gro IX Tr                N/A
                               Wilshire MD Cp Val IX Tr                N/A
                               Wilshire Sm Cp Gro IX Tr              -2.46
                               Wilshire Sm Cp Val IX Tr              -4.87

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
                               Real Estate Investment Trust Index    -7.60

SALOMON SMITH BARNEY:
                               10 Year U.S. Government (Sovereign)   10.00
                               10 Year United Kingdom (Sovereign)    19.55
                               10 Year France (Sovereign)            12.59
                               10 Year Germany (Sovereign)           10.94
                               10 Year Japan (Sovereign)              0.50
                               10 Year Canada (Sovereign)             9.41

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

Part C          OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

      (a)       Financial Statements:

                Included in Part A

                Summary of Expenses

      (b)       Exhibits:


               1. (a) Amendment No. 4 to the Agreement and Declaration of Trust(a)

                  (b) Amendment No. 5 to the Agreement and Declaration of Trust

               2.              Amended By-Laws (4/1/99)

               3.              Not Applicable

               4.              Form of Specimen of Share Certificate (b)

               5.(a)           Management Agreement

                 (b)           Pricing and Bookkeeping Agreement

               6.(a) Distribution Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6(a) in Part C, Item 24 of Post-Effective Amendment No. 17
                               to the  Registration  Statement  on Form  N-1A of
                               Colonial   Trust  VI  (File  Nos. 33-45117  and
                               811-6429), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) 12b-1 Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6(b) in Part C, Item 24 of Post-Effective Amendment No. 17
                               to the  Registration  Statement  on Form  N-1A of
                               Colonial   Trust  VI  (File  Nos. 33-45117 and
                               811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Colonial Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d)          Form of  Asset  Retention  Agreement  - filed  as
                               Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

               7.              Not Applicable

               8. (a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part C,
                               Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Amendment No. 4 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank

               9. (a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as
                               Exhibit 9(b) to Part C, Item 24(b) of
                               Post-Effective Amendment No. 10 to the
                               Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Amendment No. 12 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit
                               (h)(2) in Part C, Item 23 of  Post-Effective
                               Amendment No. 109 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about March 1, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Amendment No. 18 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit
                               (h)(3) in Part C, Item 23 of Post-Effective
                               Amendment No. 109 to the Registration Statement
                               on Form  N-1A  of  Colonial   Trust  II
                               (File Nos. 2-15184 and 811-881), filed with the Commission on or about March 1, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d)          Administration Agreement

               10.             Opinion and Consent of Counsel(b)

               11.             Not Applicable

               12.             Not Applicable

               13.             Not Applicable

               14.(a) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Employee Communications Kit - filed as Exhibit 14(a) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Book - filed as Exhibit 14(b) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Colonial IRA Application, Forms, Custodial Agreement and Disclosure Statement and Distribution Form - filed as Exhibit 14(c) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d) IRA Application and Fact Kit - filed as Exhibit 14(d) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (e) Form of Colonial Mutual Funds Simplified Employee Pension Plan and Salary Reduction Simplified Employee Pension Plan Application and Fact Kit - filed as Exhibit 14(e) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (f) Form of Colonial Mutual Funds 401(k) Plan Document, Trust Agreement and IRS Opinion Letter (incorporated herein by reference to Exhibit 14.(v) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  (g) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit (incorporated herein by reference to Exhibit 14.(vi) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  (h) Form of Colonial 401(k) Beneficiary Designation and Participant Enrollment Forms - filed as
                               Exhibit 14(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (i) Form of Liberty Simple IRA Plan (incorporated herein by reference to Exhibit 14.(i) to Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on February, 1998)

                  (j) Form of Liberty Roth IRA (incorporated herein by reference to Exhibit 14.(j) to Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on February,
                               1998)

               15.             Rule 12b-1 Distribution  Plan -
                               filed as Exhibit 15 in Part
                               C, Item 24 of Post-Effective Amendment No. 17
                               to the  Registration  Statement  on Form  N-1A of
                               Colonial   Trust  VI  (File  Nos.  33-45117  and
                               811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

               16.             Not Applicable

               17.             Not Applicable

               18.(a)          Power of Attorney for: Robert J. Birnbaum,
                               Tom Bleasdale, John V. Carberry,
                               Lora S. Collins, James E. Grinnell,
                               Richard W. Lowry, Salvatore Macera,
                               William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel,
                               Robert L. Sullivan and Anne-Lee Verville

               18.(b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 filed as Exhibit 18(b) in Part C, Item 24(b) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Colonial Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about September 1, 1998, and is hereby incorporated by reference and made a part of this Registration Statement
---------------------------------

                  (a) Incorporated by reference to Post-Effective Amendment No. 46 filed on July 31, 1997.
                  (b) Incorporated by reference to Post-Effective Amendment No. 45 filed on March 21, 1997.

Item 25.     Persons Controlled by or Under Common Control with Registrant

             None

Item 26.     Number of Holders of Securities

                 (1)                                                        (2)
                                                                            ---

Title of Class                                      Number of Record Holders as of 5/15/99

Shares of beneficial interest                       0 Class Z record holders

Item 27.     Indemnification

             See Article VIII of Amendment No. 4 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

             The Registrant's adviser, Colonial Management Associates, Inc. (Colonial), has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 28.     Business and Other Connections of Investment Adviser

                Liberty Asset Management Company ("LAMCO"), the fund manager of the Colonial Counselor Select Portfolios, is primarily engaged in the provision of its multi-management services to Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., multi-managed closed-end investment companies, and Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company that serves as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies.

                Kenneth R. Leibler, Chairman of the Board, Lindsay Cook, Senior Vice President and a Director, J. Andrew Hilbert, Vice President and Treasurer, John A. Benning, Vice President and Secretary, and Michael E. Santilli, Controller, of LAMCO, are each officers (and in the case of Mr. Leibler, a Director) of LAMCO's indirect parent, Liberty Financial Companies, Inc.("Liberty Financial"), and devote substantially all of their business time to the business of Liberty Financial and its subsidiaries. The remaining officers of LAMCO devote all or substantially all of their business time to its affairs.

Item 29   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, SteinRoe Variable Investment Trust and
      Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gariepy, Tom           V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Gupta, Neeti           V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.     Location of Accounts and Records

             Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser, Liberty Asset Management Company; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park Avenue, New York, NY 10017-2070.

Item 31.     Management Services

             See Item 5(c), Part A and Item 16(d), Part B.

Item 32.     Undertakings

             (a)    Not applicable

             (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

             (c) The Registrant hereby undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing information required by Item 5A of Form N-1A.

                                  ************

                                     NOTICE



      A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds IV (Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust IV, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 54 to its Registration Statement under the Securities Act of 1933 and Amendment No. 52 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 24th day of May, 1999.



                                LIBERTY FUNDS TRUST IV



                         By: /s/ STEPHEN E. GIBSON
                            -------------------------------
                             Stephen E. Gibson, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.




SIGNATURES                         TITLE                             DATE
----------                         -----                             ----

[S]                                [C]                        [C]
/s/   STEPHEN E. GIBSON            President (chief           May 24, 1999
-----------------------            executive officer)
      Stephen E. Gibson





/s/   TIMOTHY J. JACOBY            Treasurer and Chief        May 24, 1999
-----------------------            Financial Officer
      Timothy J. Jacoby





/s/   J. KEVIN CONNAUGHTON         Controller and Chief       May 24, 1999
--------------------------         Accounting Officer
      J. Kevin Connaughton

ROBERT J. BIRNBAUM*                Trustee
--------------------------
Robert J. Birnbaum


TOM BLEASDALE*                     Trustee
--------------------------
Tom Bleasdale


JOHN CARBERRY*                     Trustee
--------------------------
John Carberry


LORA S. COLLINS*                   Trustee
--------------------------
Lora S. Collins


JAMES E. GRINNELL*                 Trustee
--------------------------
James E. Grinnell


RICHARD W. LOWRY*                  Trustee             */s/ WILLIAM J. BALLOU
--------------------------                              ----------------------
Richard W. Lowry                                            William J. Ballou
                                                            Attorney-in-fact
                                                            For each Trustee
SALVATORE MACERA*                  Trustee                  May 24, 1999
--------------------------
Salvatore Macera


WILLIAM E. MAYER*                  Trustee
--------------------------
William E. Mayer


JAMES L. MOODY, JR. *              Trustee
--------------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                 Trustee
--------------------------
John J. Neuhauser


THOMAS E. STITZEL*                 Trustee
--------------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*                Trustee
--------------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*                 Trustee
--------------------------
Anne-Lee Verville

                                  EXHIBIT INDEX


               1. (b) Amendment No. 5 to the Agreement and Declaration of Trust

               2.              Amended By-Laws (4/1/99)

               5. (a)          Management Agreement

                  (b)          Pricing and Bookkeeping Agreement

               8. (b) Amendment No. 4 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank

               9. (d)          Administration Agreement